UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Fundamental Growth Fund
Class A / PIGFX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) (successor to Pioneer Fundamental Growth Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$99	0.99%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended March 31, 2025, the Fund’s Class A shares at NAV returned (0.08)%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 8.25%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 7.76% over the period.
  Sector allocation was a slight detractor with the Fund’s underweight to communication services and consumer staples detracting from performance while being mostly offset by positive contributions from an overweight in the consumer discretionary and financial sector.
  Stock selection detracted from performance with underweight positions in the outperforming stocks of Apple and NVIDIA detracting from performance over the period. An underweight position in the underperforming Microsoft and a position in outperforming out of benchmark stock Intercontinental Exchange contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A* (with sales charge)	-5.83%	15.64%	11.73%
Class A* (without sales charge)	-0.08%	17.01%	12.39%
S&P 500 Total Return Index	8.25%	18.59%	12.50%
Russell 1000 Growth Total Return Index	7.76%	20.09%	15.12%
*
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class A shares of Victory Pioneer Fundamental Growth Fund is the performance of Class A shares of the Predecessor Fund, and has been restated to reflect differences in any applicable sales charges, but not differences in expenses.

Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$6,728,910,320%
Total number of portfolio holdings	38^^
Total advisory fee paid	$45,664,694
Portfolio turnover rate	26%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Information Technology	38.7%
Consumer Discretionary	18.9%
Financials	13.3%
Health Care	12.8%
Industrials	9.7%
Communication Services	6.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Victory Capital Management
34194-00-A-0525
Victory Capital Management

Victory Pioneer Fundamental Growth Fund
Class C / FUNCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) (successor to Pioneer Fundamental Growth Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$171	1.72%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended March 31, 2025, the Fund’s Class C shares at NAV returned (0.82)%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 8.25%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 7.76% over the period.
  Sector allocation was a slight detractor with the Fund’s underweight to communication services and consumer staples detracting from performance while being mostly offset by positive contributions from an overweight in the consumer discretionary and financial sector.
  Stock selection detracted from performance with underweight positions in the outperforming stocks of Apple and NVIDIA detracting from performance over the period. An underweight position in the underperforming Microsoft and a position in outperforming out of benchmark stock Intercontinental Exchange contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C* (with contingent deferred sales charge)	-1.75%	16.17%	11.61%
Class C* (without contingent deferred sales charge)	-0.82%	16.17%	11.61%
S&P 500 Total Return Index	8.25%	18.59%	12.50%
Russell 1000 Growth Total Return Index	7.76%	20.09%	15.12%
*
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class C shares of Victory Pioneer Fundamental Growth Fund is the performance of Class C shares of the Predecessor Fund, and has been restated to reflect differences in any applicable sales charges, but not differences in expenses.

Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$6,728,910,320%
Total number of portfolio holdings	38^^
Total advisory fee paid	$45,664,694
Portfolio turnover rate	26%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Information Technology	38.7%
Consumer Discretionary	18.9%
Financials	13.3%
Health Care	12.8%
Industrials	9.7%
Communication Services	6.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Victory Capital Management
34195-00-C-0525
Victory Capital Management

Victory Pioneer Fundamental Growth Fund
Class R / PFGRX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) (successor to Pioneer Fundamental Growth Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R*	$139	1.39%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended March 31, 2025, the Fund’s Class R shares at NAV returned (0.49)%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 8.25%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 7.76% over the period.
  Sector allocation was a slight detractor with the Fund’s underweight to communication services and consumer staples detracting from performance while being mostly offset by positive contributions from an overweight in the consumer discretionary and financial sector.
  Stock selection detracted from performance with underweight positions in the outperforming stocks of Apple and NVIDIA detracting from performance over the period. An underweight position in the underperforming Microsoft and a position in outperforming out of benchmark stock Intercontinental Exchange contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R*	-0.49%	16.56%	12.00%
S&P 500 Total Return Index	8.25%	18.59%	12.50%
Russell 1000 Growth Total Return Index	7.76%	20.09%	15.12%
*
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class R shares of Victory Pioneer Fundamental Growth Fund is the performance of Class R shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.

Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$6,728,910,320%
Total number of portfolio holdings	38^^
Total advisory fee paid	$45,664,694
Portfolio turnover rate	26%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Information Technology	38.7%
Consumer Discretionary	18.9%
Financials	13.3%
Health Care	12.8%
Industrials	9.7%
Communication Services	6.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Victory Capital Management
34197-00-R-0525
Victory Capital Management

Victory Pioneer Fundamental Growth Fund
Class R6 / PFGKX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) (successor to Pioneer Fundamental Growth Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6*	$65	0.65%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended March 31, 2025, the Fund’s Class R6 shares* at NAV returned 0.27%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 8.25%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 7.76% over the period.
  Sector allocation was a slight detractor with the Fund’s underweight to communication services and consumer staples detracting from performance while being mostly offset by positive contributions from an overweight in the consumer discretionary and financial sector.
  Stock selection detracted from performance with underweight positions in the outperforming stocks of Apple and NVIDIA detracting from performance over the period. An underweight position in the underperforming Microsoft and a position in outperforming out of benchmark stock Intercontinental Exchange contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares* of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6*	0.27%	17.43%	12.83%
S&P 500 Total Return Index	8.25%	18.59%	12.50%
Russell 1000 Growth Total Return Index	7.76%	20.09%	15.12%
*
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class R6 shares of Victory Pioneer Fundamental Growth Fund is the performance of Class K shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.

Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$6,728,910,320%
Total number of portfolio holdings	38^^
Total advisory fee paid	$45,664,694
Portfolio turnover rate	26%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Information Technology	38.7%
Consumer Discretionary	18.9%
Financials	13.3%
Health Care	12.8%
Industrials	9.7%
Communication Services	6.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Victory Capital Management
34196-00-R6-0525
Victory Capital Management

Victory Pioneer Fundamental Growth Fund
Class Y / FUNYX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the “Fund”) (successor to Pioneer Fundamental Growth Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$76	0.76%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended March 31, 2025, the Fund’s Class Y shares at NAV returned 0.15%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 8.25%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 7.76% over the period.
  Sector allocation was a slight detractor with the Fund’s underweight to communication services and consumer staples detracting from performance while being mostly offset by positive contributions from an overweight in the consumer discretionary and financial sector.
  Stock selection detracted from performance with underweight positions in the outperforming stocks of Apple and NVIDIA detracting from performance over the period. An underweight position in the underperforming Microsoft and a position in outperforming out of benchmark stock Intercontinental Exchange contributed positively to performance.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y*	0.15%	17.30%	12.71%
S&P 500 Total Return Index	8.25%	18.59%	12.50%
Russell 1000 Growth Total Return Index	7.76%	20.09%	15.12%
*
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization") pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund. The performance of Class Y shares of Victory Pioneer Fundamental Growth Fund is the performance of Class Y shares of the Predecessor Fund, and has not been restated to reflect differences in expenses.

Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$6,728,910,320%
Total number of portfolio holdings	38^^
Total advisory fee paid	$45,664,694
Portfolio turnover rate	26%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of March 31, 2025 )*
Information Technology	38.7%
Consumer Discretionary	18.9%
Financials	13.3%
Health Care	12.8%
Industrials	9.7%
Communication Services	6.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Fundamental Growth Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization which was approved by the shareholders of the Predecessor Fund on April 29, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser (the “Transaction”). All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Victory Capital Management
34198-00-Y-0525
Victory Capital Management

Victory Pioneer Multi-Asset Ultrashort Income Fund
Class A / MAFRX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.58%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended March 31, 2025, the Fund’s Class A shares at NAV returned 5.85%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 4.88%. The performance benchmark, the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index, returned 4.97% over the period.
  The Fund’s credit positioning contributed to returns. Credit spreads compressed across the majority of the sectors where the portfolio invests.
  The Fund’s securitized credit allocations were strong performers, with the allocation to Asset-Backed Securities (ABS) experiencing the largest gain. Within Investment Grade (IG) Corporate exposures, financials and industrials relatively outperformed utilities, benefitting the portfolio’s overweight position. Bank Loans and catastrophe bonds also contributed to relative returns.
  Cash allocations detracted from returns as most non-cash assets outperformed. There were no other major detractors for the period.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A	5.85%	4.46%	2.46%
Bloomberg U.S. Aggregate Bond Total Return Index	4.88%	-0.40%	1.46%
ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index	4.97%	2.56%	1.87%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$7,798,048,490%
Total number of portfolio holdings	1,165^^
Total advisory fee paid	$18,848,079
Portfolio turnover rate	53%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	39.5%
Asset Backed Securities	29.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	11.1%
U.S. Government and Agency Obligations	5.1%
Senior Secured Floating Rate Loan Interests	2.4%
Insurance-Linked Securities	0.4%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the annual reporting period covered by this report, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Victory Capital Management
34199-00-A-0525
Victory Capital Management

Victory Pioneer Multi-Asset Ultrashort Income Fund
Class C / MAUCX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	0.90%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended March 31, 2025, the Fund’s Class C shares at NAV returned 5.51%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 4.88%. The performance benchmark, the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index, returned 4.97% over the period.
  The Fund’s credit positioning contributed to returns. Credit spreads compressed across the majority of the sectors where the portfolio invests.
  The Fund’s securitized credit allocations were strong performers, with the allocation to Asset-Backed Securities (ABS) experiencing the largest gain. Within Investment Grade (IG) Corporate exposures, financials and industrials relatively outperformed utilities, benefitting the portfolio’s overweight position. Bank Loans and catastrophe bonds also contributed to relative returns.
  Cash allocations detracted from returns as most non-cash assets outperformed. There were no other major detractors for the period.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C	5.51%	4.13%	2.16%
Bloomberg U.S. Aggregate Bond Total Return Index	4.88%	-0.40%	1.46%
ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index	4.97%	2.56%	1.87%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$7,798,048,490%
Total number of portfolio holdings	1,165^^
Total advisory fee paid	$18,848,079
Portfolio turnover rate	53%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	39.5%
Asset Backed Securities	29.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	11.1%
U.S. Government and Agency Obligations	5.1%
Senior Secured Floating Rate Loan Interests	2.4%
Insurance-Linked Securities	0.4%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the annual reporting period covered by this report, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares and Class C2 shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Victory Capital Management
34200-00-C-0525
Victory Capital Management

Victory Pioneer Multi-Asset Ultrashort Income Fund
Class R6 / MAUKX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.35%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended March 31, 2025, the Fund’s Class R6 shares at NAV returned 6.09%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 4.88%. The performance benchmark, the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index, returned 4.97% over the period.
  The Fund’s credit positioning contributed to returns. Credit spreads compressed across the majority of the sectors where the portfolio invests.
  The Fund’s securitized credit allocations were strong performers, with the allocation to Asset-Backed Securities (ABS) experiencing the largest gain. Within Investment Grade (IG) Corporate exposures, financials and industrials relatively outperformed utilities, benefitting the portfolio’s overweight position. Bank Loans and catastrophe bonds also contributed to relative returns.
  Cash allocations detracted from returns as most non-cash assets outperformed. There were no other major detractors for the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	6.09%	4.70%	2.71%
Bloomberg U.S. Aggregate Bond Total Return Index	4.88%	-0.40%	1.46%
ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index	4.97%	2.56%	1.87%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$7,798,048,490%
Total number of portfolio holdings	1,165^^
Total advisory fee paid	$18,848,079
Portfolio turnover rate	53%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	39.5%
Asset Backed Securities	29.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	11.1%
U.S. Government and Agency Obligations	5.1%
Senior Secured Floating Rate Loan Interests	2.4%
Insurance-Linked Securities	0.4%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the annual reporting period covered by this report, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Victory Capital Management
34201-00-R6-0525
Victory Capital Management

Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Y / MYFRX
ANNUAL SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.44%
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended March 31, 2025, the Fund’s Class Y shares at NAV returned 6.00%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 4.88%. The performance benchmark, the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index, returned 4.97% over the period.
  The Fund’s credit positioning contributed to returns. Credit spreads compressed across the majority of the sectors where the portfolio invests.
  The Fund’s securitized credit allocations were strong performers, with the allocation to Asset-Backed Securities (ABS) experiencing the largest gain. Within Investment Grade (IG) Corporate exposures, financials and industrials relatively outperformed utilities, benefitting the portfolio’s overweight position. Bank Loans and catastrophe bonds also contributed to relative returns.
  Cash allocations detracted from returns as most non-cash assets outperformed. There were no other major detractors for the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	6.00%	4.62%	2.62%
Bloomberg U.S. Aggregate Bond Total Return Index	4.88%	-0.40%	1.46%
ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Total Return Index	4.97%	2.56%	1.87%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of March 31, 2025)
Fund net assets	$7,798,048,490%
Total number of portfolio holdings	1,165^^
Total advisory fee paid	$18,848,079
Portfolio turnover rate	53%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of March 31, 2025 ) *
Corporate Bonds	39.5%
Asset Backed Securities	29.9%
Collateralized Mortgage Obligations	11.6%
Commercial Mortgage-Backed Securities	11.1%
U.S. Government and Agency Obligations	5.1%
Senior Secured Floating Rate Loan Interests	2.4%
Insurance-Linked Securities	0.4%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, after the end of the annual reporting period covered by this report, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Victory Capital Management
34202-00-Y-0525
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $104,850 and $101,900 billed by Deloitte & Touche LLP for the year ended March 31, 2025 and March 31, 2024 respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2025 or 2024.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The aggregate non-audit fees for the Trust were billed by Deloitte & Touche LLP for tax services of $26,550 and $29,500 during the fiscal years ended March 31, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	o A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended March 31, 2025 and 2024, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust were billed by Deloitte & Touche LLP for tax services of $26,550 and $29,500 during the fiscal years ended March 31, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Fundamental Growth Fund
(successor to Pioneer Fundamental Growth Fund)*
Annual: Full Financials | March 31, 2025
* Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer Fundamental Growth Fund (the "Predecessor Fund") reorganized with Victory Pioneer Fundamental Growth Fund (the "Reorganization"). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of Victory Pioneer Fundamental Growth Fund.

visit us: vcm.com

Victory Pioneer Fundamental Growth Fund | Annual | 3/31/251

Schedule of Investments  |  3/31/25
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.8% of Net Assets
	Biotechnology — 2.7%
377,319(a)	Vertex Pharmaceuticals, Inc.	$ 182,931,798
	Total Biotechnology	$182,931,798

	Broadline Retail — 6.8%
2,387,036(a)	Amazon.com, Inc.	$ 454,157,469
	Total Broadline Retail	$454,157,469

	Capital Markets — 4.0%
110,703	FactSet Research Systems, Inc.	$ 50,330,012
1,282,725	Intercontinental Exchange, Inc.	221,270,062
	Total Capital Markets	$271,600,074

	Commercial Services & Supplies — 2.9%
2,153,234(a)	Copart, Inc.	$ 121,851,512
763,707	Veralto Corp.	74,423,247
	Total Commercial Services & Supplies	$196,274,759

	Communications Equipment — 1.9%
290,040	Motorola Solutions, Inc.	$ 126,982,412
	Total Communications Equipment	$126,982,412

	Electrical Equipment — 2.0%
321,260	Eaton Corp. Plc	$ 87,328,106
172,657	Rockwell Automation, Inc.	44,611,116
	Total Electrical Equipment	$131,939,222

	Electronic Equipment, Instruments & Components — 3.0%
3,059,045	Amphenol Corp., Class A	$ 200,642,762
	Total Electronic Equipment, Instruments & Components	$200,642,762

	Entertainment — 2.3%
1,541,651	Walt Disney Co.	$ 152,160,954
	Total Entertainment	$152,160,954

	Financial Services — 7.4%
608,261	Mastercard, Inc., Class A	$ 333,400,019
475,569	Visa, Inc., Class A	166,667,912
	Total Financial Services	$500,067,931

	Ground Transportation — 3.8%
3,510,499(a)	Uber Technologies, Inc.	$ 255,774,957
	Total Ground Transportation	$255,774,957

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

Shares		Value
	Health Care Equipment & Supplies — 2.7%
371,707(a)	Intuitive Surgical, Inc.	$ 184,095,326
	Total Health Care Equipment & Supplies	$184,095,326

	Hotels, Restaurants & Leisure — 2.7%
39,279	Booking Holdings, Inc.	$ 180,954,818
	Total Hotels, Restaurants & Leisure	$180,954,818

	Insurance — 1.8%
428,786	Progressive Corp.	$ 121,350,726
	Total Insurance	$121,350,726

	Interactive Media & Services — 4.3%
967,645	Alphabet, Inc., Class C	$ 151,175,178
4,528,044(a)	Pinterest, Inc., Class A	140,369,364
	Total Interactive Media & Services	$291,544,542

	Life Sciences Tools & Services — 3.0%
343,042	Danaher Corp.	$ 70,323,610
269,022	Thermo Fisher Scientific, Inc.	133,865,347
	Total Life Sciences Tools & Services	$204,188,957

	Machinery — 1.0%
280,899	Illinois Tool Works, Inc.	$ 69,665,761
	Total Machinery	$69,665,761

	Pharmaceuticals — 4.2%
345,969	Eli Lilly & Co.	$ 285,739,257
	Total Pharmaceuticals	$285,739,257

	Semiconductors & Semiconductor Equipment — 8.1%
1,432,544(a)	Advanced Micro Devices, Inc.	$ 147,179,571
230,825	ASML Holding NV	152,951,570
2,483,872	Microchip Technology, Inc.	120,244,243
1,161,480	NVIDIA Corp.	125,881,202
	Total Semiconductors & Semiconductor Equipment	$546,256,586

	Software — 19.1%
348,234(a)	Adobe, Inc.	$ 133,558,185
307,921	Intuit, Inc.	189,060,415
1,158,626	Microsoft Corp.	434,936,614
1,501,453	Oracle Corp.	209,918,144
704,289	Salesforce, Inc.	189,002,996
160,240(a)	ServiceNow, Inc.	127,573,474
	Total Software	$1,284,049,828

	Specialty Retail — 9.5%
400,581	Home Depot, Inc.	$ 146,808,930
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/253

Schedule of Investments  |  3/31/25 (continued)
Shares		Value
	Specialty Retail — (continued)
134,660(a)	O'Reilly Automotive, Inc.	$ 192,911,223
981,406	Ross Stores, Inc.	125,413,873
1,404,314	TJX Cos., Inc.	171,045,445
	Total Specialty Retail	$636,179,471

	Technology Hardware, Storage & Peripherals — 6.6%
1,990,712	Apple, Inc.	$ 442,196,857
	Total Technology Hardware, Storage & Peripherals	$442,196,857

	Total Common Stocks (Cost $3,520,399,246)	$6,718,754,467

	SHORT TERM INVESTMENTS — 0.3% of Net Assets
	Open-End Fund — 0.3%
17,970,550(b)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 17,970,550
		$17,970,550

	TOTAL SHORT TERM INVESTMENTS (Cost $17,970,550)	$17,970,550

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $3,538,369,796)	$6,736,725,017
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(7,814,697)
	net assets — 100.0%	$6,728,910,320

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments, in-kind redemptions and all derivative contracts except for options purchased) for the year ended March 31, 2025, aggregated $1,896,420,380 and $2,391,709,086, respectively.
At March 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $3,550,811,296 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,313,595,280
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(127,681,559)
Net unrealized appreciation	$3,185,913,721
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$6,718,754,467	$—	$—	$6,718,754,467
Open-End Fund	17,970,550	—	—	17,970,550
Total Investments in Securities	$6,736,725,017	$—	$—	$6,736,725,017
During the year ended March 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/255

Statement of Assets and Liabilities  |  3/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,538,369,796)	$6,736,725,017
Receivables —
Fund shares sold	9,537,233
Dividends	1,671,054
Other assets	112,624
Total assets	$6,748,045,928
LIABILITIES:
Payables —
Investment securities purchased	$578,277
Fund shares repurchased	15,320,653
Trustees’ fees	1,103
Transfer agent fees	1,270,043
Management fees	1,366,327
Administrative expenses	187,545
Distribution fees	186,609
Accrued expenses	225,051
Total liabilities	$19,135,608
NET ASSETS:
Paid-in capital	$2,856,673,239
Distributable earnings	3,872,237,081
Net assets	$6,728,910,320
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,338,690,277/40,937,743 shares)	$32.70
Class C* (based on $163,007,503/6,188,061 shares)	$26.34
Class K* (based on $1,028,274,090/30,972,803 shares)	$33.20
Class R* (based on $120,376,773/3,891,323 shares)	$30.93
Class Y* (based on $4,078,561,677/121,551,260 shares)	$33.55
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $32.70 net asset value per share/100%-5.75% maximum sales charge)	$34.69

*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class, A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

Statement of Operations FOR THE YEAR ENDED 3/31/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $31,638)	$56,112,868
Interest from unaffiliated issuers	1,524,513
Total Investment Income		$57,637,381
EXPENSES:
Management fees	$45,664,694
Administrative expenses	1,915,018
Transfer agent fees
Class A*	1,293,121
Class C*	125,054
Class K*	2,899
Class R*	318,459
Class Y*	4,808,319
Distribution fees
Class A*	3,651,614
Class C*	1,989,587
Class R*	660,683
Shareholder communications expense	237,540
Custodian fees	76,586
Registration fees	190,217
Professional fees	276,974
Printing expense	40,634
Officers’ and Trustees’ fees	406,418
Insurance expense	61,738
Miscellaneous	380,886
Total expenses		$62,100,441
Net investment income (loss)		$(4,463,060)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$989,234,837
In-kind redemptions	162,176,160	$1,151,410,997
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$(1,094,044,866)
Net realized and unrealized gain (loss) on investments		$57,366,131
Net increase in net assets resulting from operations		$52,903,071
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class, A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/257

Statements of Changes in Net Assets
	Year Ended 3/31/25	Year Ended 3/31/24
FROM OPERATIONS:
Net investment income (loss)	$(4,463,060)	$838,419
Net realized gain (loss) on investments	1,151,410,997	332,046,510
Change in net unrealized appreciation (depreciation) on investments	(1,094,044,866)	1,658,079,432
Net increase in net assets resulting from operations	$52,903,071	$1,990,964,361
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($1.99 and $1.06 per share, respectively)	$(80,332,710)	$(42,635,195)
Class C* ($1.99 and $1.06 per share, respectively)	(12,812,407)	(9,004,830)
Class K* ($1.99 and $1.10 per share, respectively)	(60,033,076)	(32,150,781)
Class R* ($1.99 and $1.06 per share, respectively)	(7,598,743)	(4,032,334)
Class Y* ($1.99 and $1.08 per share, respectively)	(248,028,591)	(134,531,743)
Total distributions to shareholders	$(408,805,527)	$(222,354,883)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$1,461,656,539	$1,506,150,245
Reinvestment of distributions	367,817,818	199,968,620
Cost of shares repurchased	(2,022,097,057)	(1,459,055,345)
In-kind redemptions	(206,808,725)	—
Net increase (decrease) in net assets resulting from Fund share transactions	$(399,431,425)	$247,063,520
Net increase (decrease) in net assets	$(755,333,881)	$2,015,672,998
NET ASSETS:
Beginning of year	$7,484,244,201	$5,468,571,203
End of year	$6,728,910,320	$7,484,244,201
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class, A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

	Year Ended 3/31/25 Shares	Year Ended 3/31/25 Amount	Year Ended 3/31/24 Shares	Year Ended 3/31/24 Amount
Class A*
Shares sold	4,795,332	$168,484,828	9,686,376	$286,611,893
Reinvestment of distributions	1,991,869	71,348,756	1,267,627	37,927,408
Less shares repurchased	(7,456,650)	(262,777,243)	(7,708,219)	(229,169,491)
Net increase (decrease)	(669,449)	$(22,943,659)	3,245,784	$95,369,810
Class C*
Shares sold	849,861	$24,343,267	1,014,503	$25,551,623
Reinvestment of distributions	421,971	12,203,415	347,669	8,566,565
Less shares repurchased	(3,079,432)	(88,174,326)	(3,611,818)	(89,090,919)
Net decrease	(1,807,600)	$(51,627,644)	(2,249,646)	$(54,972,731)
Class K*
Shares sold	5,218,582	$186,254,844	7,068,822	$213,334,589
Reinvestment of distributions	1,562,244	56,740,718	995,051	30,135,603
Less shares repurchased	(6,746,919)	(240,899,176)	(4,752,019)	(143,171,602)
Net increase	33,907	$2,096,386	3,311,854	$100,298,590
Class R*
Shares sold	535,443	$17,843,894	633,629	$17,908,442
Reinvestment of distributions	222,009	7,532,765	140,081	3,997,903
Less shares repurchased	(793,610)	(26,486,395)	(672,882)	(19,209,896)
Net increase (decrease)	(36,158)	$(1,109,736)	100,828	$2,696,449
Class Y*
Shares sold	29,518,600	$1,064,729,706	31,544,731	$962,743,698
Reinvestment of distributions	5,991,072	219,992,164	3,900,568	119,341,141
Less shares repurchased	(38,851,806)	(1,403,759,917)	(32,340,612)	(978,413,437)
In-kind redemptions	(5,678,919)	(206,808,725)	—	—
Net increase (decrease)	(9,021,053)	$(325,846,772)	3,104,687	$103,671,402
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class, A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/259

Financial Highlights
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class A*
Net asset value, beginning of period	$34.54	$26.24	$29.25	$31.88	$22.43
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.08)	$(0.05)(b)	$(0.03)	$(0.09)	$(0.03)(b)
Net realized and unrealized gain (loss) on investments	0.23	9.41	(1.92)	3.87	12.31
Net increase (decrease) from investment operations	$0.15	$9.36	$(1.95)	$3.78	$12.28
Distributions to shareholders:
Net realized gain	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Total distributions	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Net increase (decrease) in net asset value	$(1.84)	$8.30	$(3.01)	$(2.63)	$9.45
Net asset value, end of period	$32.70	$34.54	$26.24	$29.25	$31.88
Total return (c)	(0.08)%	36.29%	(6.44)%	10.70%	55.55%
Ratio of net expenses to average net assets	0.99%	1.01%	1.02%	1.00%	1.04%
Ratio of net investment income (loss) to average net assets	(0.23)%	(0.16)%	(0.13)%	(0.26)%	(0.10)%
Portfolio turnover rate	26%(d)	15%	12%	18%(d)	24%
Net assets, end of period (in thousands)	$1,338,690	$1,437,055	$1,006,630	$1,159,356	$1,143,970
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class C*
Net asset value, beginning of period	$28.38	$21.88	$24.76	$28.01	$20.07
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.28)	$(0.22)(b)	$(0.18)	$(0.28)	$(0.21)(b)
Net realized and unrealized gain (loss) on investments	0.23	7.78	(1.64)	3.44	10.98
Net increase (decrease) from investment operations	$(0.05)	$7.56	$(1.82)	$3.16	$10.77
Distributions to shareholders:
Net realized gain	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Total distributions	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Net increase (decrease) in net asset value	$(2.04)	$6.50	$(2.88)	$(3.25)	$7.94
Net asset value, end of period	$26.34	$28.38	$21.88	$24.76	$28.01
Total return (c)	(0.82)%	35.28%	(7.10)%	9.91%	54.53%
Ratio of net expenses to average net assets	1.72%	1.74%	1.74%	1.71%	1.72%
Ratio of net investment income (loss) to average net assets	(0.96)%	(0.89)%	(0.86)%	(0.98)%	(0.79)%
Portfolio turnover rate	26%(d)	15%	12%	18%(d)	24%
Net assets, end of period (in thousands)	$163,008	$226,890	$224,126	$356,963	$432,822
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2511

Financial Highlights  (continued)
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class K*(a)
Net asset value, beginning of period	$34.92	$26.46	$29.39	$31.94	$22.43
Increase (decrease) from investment operations:
Net investment income (loss) (b)	$0.04	$0.06	$0.06	$0.03(c)	$0.08
Net realized and unrealized gain (loss) on investments	0.23	9.50	(1.93)	3.87	12.34
Net increase (decrease) from investment operations	$0.27	$9.56	$(1.87)	$3.90	$12.42
Distributions to shareholders:
Net investment income	$—	$(0.04)	$—	$(0.04)	$(0.08)
Net realized gain	(1.99)	(1.06)	(1.06)	(6.41)	(2.83)
Total distributions	$(1.99)	$(1.10)	$(1.06)	$(6.45)	$(2.91)
Net increase (decrease) in net asset value	$(1.72)	$8.46	$(2.93)	$(2.55)	$9.51
Net asset value, end of period	$33.20	$34.92	$26.46	$29.39	$31.94
Total return (d)	0.27%	36.77%	(6.14)%	11.08%	56.21%
Ratio of net expenses to average net assets	0.65%	0.66%	0.67%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets	0.11%	0.19%	0.22%	0.09%	0.28%
Portfolio turnover rate	26%(e)	15%	12%	18%(e)	24%
Net assets, end of period (in thousands)	$1,028,274	$1,080,400	$731,131	$844,949	$846,019
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
(a)	In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
(b)	The per-share data presented above is based on the average shares outstanding for the period presented.
(c)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class R*
Net asset value, beginning of period	$32.90	$25.13	$28.17	$31.03	$21.95
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.21)	$(0.15)(b)	$(0.13)	$(0.21)	$(0.13)(b)
Net realized and unrealized gain (loss) on investments	0.23	8.98	(1.85)	3.76	12.04
Net increase (decrease) from investment operations	$0.02	$8.83	$(1.98)	$3.55	$11.91
Distributions to shareholders:
Net realized gain	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Total distributions	$(1.99)	$(1.06)	$(1.06)	$(6.41)	$(2.83)
Net increase (decrease) in net asset value	$(1.97)	$7.77	$(3.04)	$(2.86)	$9.08
Net asset value, end of period	$30.93	$32.90	$25.13	$28.17	$31.03
Total return (c)	(0.49)%	35.77%	(6.80)%	10.22%	55.07%
Ratio of net expenses to average net assets	1.39%	1.39%	1.40%	1.40%	1.39%
Ratio of net investment income (loss) to average net assets	(0.63)%	(0.53)%	(0.51)%	(0.66)%	(0.46)%
Portfolio turnover rate	26%(d)	15%	12%	18%(d)	24%
Net assets, end of period (in thousands)	$120,377	$129,216	$96,175	$111,781	$108,568
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.39%	1.39%	1.43%	1.40%	1.39%
Net investment income (loss) to average net assets	(0.63)%	(0.53)%	(0.54)%	(0.66)%	(0.46)%
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2513

Financial Highlights  (continued)
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class Y*
Net asset value, beginning of period	$35.31	$26.76	$29.73	$32.25	$22.63
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$—(b)	$0.03	$0.03	$(0.01)	$0.05
Net realized and unrealized gain (loss) on investments	0.23	9.60	(1.94)	3.91	12.45
Net increase (decrease) from investment operations	$0.23	$9.63	$(1.91)	$3.90	$12.50
Distributions to shareholders:
Net investment income	$—	$(0.02)	$—	$(0.01)	$(0.05)
Net realized gain	(1.99)	(1.06)	(1.06)	(6.41)	(2.83)
Total distributions	$(1.99)	$(1.08)	$(1.06)	$(6.42)	$(2.88)
Net increase (decrease) in net asset value	$(1.76)	$8.55	$(2.97)	$(2.52)	$9.62
Net asset value, end of period	$33.55	$35.31	$26.76	$29.73	$32.25
Total return (c)	0.15%	36.59%	(6.20)%	10.97%	56.06%
Ratio of net expenses to average net assets	0.76%	0.76%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	0.01%	0.09%	0.13%	(0.03)%	0.18%
Portfolio turnover rate	26%(d)	15%	12%	18%(d)	24%
Net assets, end of period (in thousands)	$4,078,562	$4,610,683	$3,410,508	$3,798,296	$4,268,553
*	Pioneer Fundamental Growth Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

Notes to Financial Statements  |  3/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Fundamental Growth Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer Fundamental Growth Fund (the "Predecessor Fund") and, accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund's Class A, Class C, Class R6, Class R and Class Y shares, respectively, on May 2, 2025, in a one-to-one exchange ratio, pursuant to an agreement and plan of reorganization (the "Reorganization"), which was approved by the shareholders of the Predecessor Fund on April 29, 2025.  Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers five classes of shares designated as Class A, Class C, Class R6, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Trust Instrument of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date.
Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”), the Fund's investment adviser, is an indirect, wholly owned subsidiary of Victory
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2515

Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Victory Capital Services, Inc. (the “Distributor”) an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivative risk management program, appoint a derivative risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
16Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such fund’s net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2517

halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
18Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At March 31, 2025, the Fund reclassified $162,167,292 to decrease distributable earnings and $162,167,292 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$8,174,863	$23,217,939
Long-term capital gains	400,630,664	199,136,944
Total	$408,805,527	$222,354,883
The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$10,618,883
Undistributed long-term capital gains	675,704,477
Net unrealized appreciation	3,185,913,721
Total	$3,872,237,081
The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Predecessor Fund’s distributor earned $78,691 in underwriting commissions on the sale of Class A shares during the year ended March 31, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
During the periods covered by these financial statements, distribution fees were calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Predecessor Fund, respectively (see Note 5). Class K and Class Y shares of the
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2519

Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Predecessor Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund reflected different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The
20Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets in equity securities of large companies. Large companies may fall out of favor with investors and underperform the overall equity market.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2521

countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the investment adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be
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taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion, 0.60% of the next $6.5 billion of the Fund’s average daily net assets and 0.55% of the Fund’s average daily net assets over $7.5 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. ("Amundi US") served as the investment adviser of the Predecessor Fund.  Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.65% of the Predecessor Fund's average daily net assets up to $1 billion; 0.60% of the next $6.5 billion of the Predecessor Fund's average daily net assets and 0.55% of the Predecessor Fund's average daily net assets over $7.5 billion. For the year ended March 31, 2025, the effective management fee was equivalent to 0.61% of the Predecessor Fund’s average daily net assets.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2523

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.99%, 1.72%, 0.65%, 1.39%, and 0.76%  of the Fund's Class A, Class C, Class R6, Class R, and Class Y shares, respectively.  These expense limitations are in effect through May 2, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions and acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Predecessor Fund to the extent required to reduce Predecessor Fund expenses to 1.40% of the average daily net assets attributable to Class R shares of the Predecessor Fund.
In addition, under the management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Predecessor Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $1,366,327 in management fees payable to Amundi US at March 31, 2025.
3. Compensation of Officers and Trustees
The Predecessor Fund paid an annual fee to its Trustees. Except for the chief compliance officer, the Predecessor Fund did not pay any salary or other compensation to its officers. The Predecessor Fund paid a portion of the chief compliance officer’s compensation for his services as the Predecessor Fund’s chief compliance officer. The Predecessor Fund’s investment adviser paid the remaining portion of the chief compliance officer’s compensation. For the year ended March 31, 2025, the Predecessor Fund paid $406,418 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund had a payable for Trustees’ fees of $1,103 and a payable for
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administrative expenses of $187,545, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund and the Predecessor Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended March 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$63,908
Class C	11,956
Class K	15,043
Class R	2,908
Class Y	143,725
Total	$237,540
5. Distribution and Service Plans
The Predecessor Fund adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Predecessor Fund paid its distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund also paid its distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consisted of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $186,609 in distribution fees payable to Amundi Distributor US, Inc., the Predecessor Fund's distributor, at March 31, 2025.
The Predecessor Fund also adopted a separate service plan for Class R shares (“Service Plan”). The Service Plan authorized the Predecessor Fund
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to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Predecessor Fund a service fee of up to 0.25% of the Predecessor Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares of the Predecessor Fund were subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% was imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase were subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remained subject to any CDSC that applied to the original purchase of those shares. Proceeds from the CDSCs were paid to the Predecessor Fund's distributor. For the year ended March 31, 2025, CDSCs in the amount of $20,544 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended March 31, 2025, the Predecessor Fund had no borrowings under the credit facility.
7. In-Kind Redemption
In accordance with procedures adopted by the Fund's Board, the Fund may distribute portfolio securities rather than cash as a payment for a redemption of Fund shares (“in-kind redemption”). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the year ended March 31, 2025, the Predecessor Fund recorded a redemption in-kind of portfolio securities and cash that was valued at $206,808,725. The redeeming shareholder received a pro-rata share of the securities held by the Predecessor Fund. The distribution of such securities generated a
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realized gain of $162,176,160 for the Predecessor Fund, which is reflected on the Statement of Operations.
8. Subsequent Event
On May 2, 2025 (the "Closing Date"), the Predecessor Fund was reorganized with the Fund (the "Reorganization"). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareowners holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $6,857,671,293 and an identified cost of $3,503,091,899 at May 2, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2527

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust X) and the Shareholders of Victory Pioneer Fundamental Growth Fund (formerly Pioneer Fundamental Growth Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Fundamental Growth Fund (formerly Pioneer Fundamental Growth Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust X), including the schedule of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended March 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 25, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial
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reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 30, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2529

Additional Information (unaudited)
For the year ended March 31, 2025, certain dividends paid by the Predecessor Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Predecessor Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Predecessor Fund designated $975,944,516 as long-term capital gains distributions during the year ended March 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Predecessor Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 100%.
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Fundamental Growth Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Fundamental Growth Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 29, 2025 and was consummated on May 2, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2531

additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)  that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed,
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and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)  the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)  Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)  Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)  the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)  the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)  that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)  that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
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(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
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Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
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management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
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Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
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allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
38Victory Pioneer Fundamental Growth Fund | Annual | 3/31/25

including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Fundamental Growth Fund | Annual | 3/31/2539

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19341-19-0525

Victory Pioneer Multi-Asset Ultrashort Income Fund
(successor to Pioneer Multi-Asset Ultrashort Income Fund)*
Annual: Full Financials | March 31, 2025
* Effective April 1, 2025, after the end of the annual reporting period covered by this report, Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer Multi-Asset Ultrashort Income Fund.

visit us: vcm.com

Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/251

Schedule of Investments  |  3/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 101.6%
	Senior Secured Floating Rate Loan Interests — 2.0% of Net Assets*(a)
	Advertising Sales — 0.0%†
245,481	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.439% (Term SOFR + 400 bps), 8/21/28	$ 243,537
1,156,732	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 6.075% (Term SOFR + 175 bps), 11/18/26	1,156,009
	Total Advertising Sales	$1,399,546

	Advertising Services — 0.0%†
709,500	Dotdash Meredith, Inc., Term B-1 Loan, 7.823% (Term SOFR + 350 bps), 12/1/28	$ 714,821
	Total Advertising Services	$714,821

	Airlines — 0.0%†
1,029,167	AAdvantage Loyalty IP Ltd., 2025 Replacement Term Loan, 6.543% (Term SOFR + 225 bps), 4/20/28	$ 1,017,159
	Total Airlines	$1,017,159

	Apparel Manufacturers — 0.0%†
1,965,910	Hanesbrands, Inc., Initial Tranche B Term Loan, 7.075% (Term SOFR + 275 bps), 3/7/32	$ 1,968,367
	Total Apparel Manufacturers	$1,968,367

	Applications Software — 0.0%†
1,000,000(b)	Clearwater Analytics LLC, Term Loan B, 2/7/32	$ 1,001,875
	Total Applications Software	$1,001,875

	Auto Parts & Equipment — 0.0%†
1,994,805(b)	First Brands Group LLC, First Lien 2021 Term Loan, 3/30/27	$ 1,856,416
478,045	IXS Holdings, Inc., Initial Term Loan, 8.649% (Term SOFR + 425 bps), 3/5/27	466,094
	Total Auto Parts & Equipment	$2,322,510

	Auto Repair Centers — 0.0%†
1,000,000(b)	Valvoline, Inc., Term Loan B, 3/19/32	$ 1,000,625
	Total Auto Repair Centers	$1,000,625

	Auto-Truck Trailers — 0.0%†
1,455,000	Novae LLC, Tranche B Term Loan, 9.453% (Term SOFR + 500 bps), 12/22/28	$ 1,367,700
	Total Auto-Truck Trailers	$1,367,700

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Batteries/Battery Systems — 0.0%†
1,971,250	Energizer Holdings, Inc., Term Loan B, 6.319% (Term SOFR + 200 bps), 3/19/32	$ 1,973,714
	Total Batteries/Battery Systems	$1,973,714

	Beverages — 0.0%†
1,368,000(b)	Celsius Holdings, Inc., Term Loan, 3/21/32	$ 1,372,275
987,525	Triton Water Holdings, Inc., First Lien 2025 Refinancing Term Loan, 6.549% (Term SOFR + 225 bps), 3/31/28	986,393
	Total Beverages	$2,358,668

	Building & Construction — 0.1%
3,609,219	Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan, 7.319% (Term SOFR + 300 bps), 10/29/27	$ 3,627,265
	Total Building & Construction	$3,627,265

	Building & Construction Products — 0.0%†
480,000	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.669% (Term SOFR + 325 bps), 4/12/28	$ 404,520
484,840	LHS Borrower LLC, Initial Term Loan, 9.175% (Term SOFR + 475 bps), 2/16/29	413,326
	Total Building & Construction Products	$817,846

	Building Production — 0.1%
1,496,000	Knife River Corp., Initial Tranche B Term Loan, 6.286% (Term SOFR + 200 bps), 3/8/32	$ 1,497,870
491,306	Koppers, Inc., Term B-2 Loan, 6.82% (Term SOFR + 250 bps), 4/10/30	490,999
2,000,000(b)	Quikrete Holdings, Inc., First Lien Tranche B-3 Term Loan, 2/10/32	1,981,428
	Total Building Production	$3,970,297

	Building-Heavy Construction — 0.0%†
1,745,625	Arcosa, Inc., Initial Term Loan, 6.575% (Term SOFR + 225 bps), 8/12/31	$ 1,748,352
	Total Building-Heavy Construction	$1,748,352

	Cable & Satellite Television — 0.1%
2,886,168	Charter Communications Operating LLC, Term Loan B-5, 6.56% (Term SOFR + 225 bps), 12/15/31	$ 2,879,492
705,563	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 9.802% (Term SOFR + 525 bps), 8/2/29	696,670
1,025,000	Virgin Media Bristol LLC, Facility Q, 7.684% (Term SOFR + 325 bps), 1/31/29	1,006,493
	Total Cable & Satellite Television	$4,582,655

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/253

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Casino Services — 0.0%†
1,011,780	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 6.563% (Term SOFR + 225 bps), 2/6/31	$ 1,007,353
	Total Casino Services	$1,007,353

	Chemicals-Diversified — 0.1%
815,000(b)	Fortis 333, Inc., Term Loan, 2/6/32	$ 809,906
816,750	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.675% (Term SOFR + 425 bps), 4/2/29	792,248
353,614	Ineos Quattro Holdings UK Ltd., 2031 Tranche B Dollar Term Loan, 8.575% (Term SOFR + 425 bps), 10/7/31	332,618
1,736,897	Ineos US Finance LLC, Term Loan B, 7.325% (Term SOFR + 300 bps), 2/7/31	1,664,708
	Total Chemicals-Diversified	$3,599,480

	Chemicals-Specialty — 0.1%
1,793,131	Mativ Holdings, Inc., Term B Loan, 8.189% (Term SOFR + 375 bps), 4/20/28	$ 1,788,649
1,088,273	Minerals Technologies, Inc., Term B Loan, 6.322% (Term SOFR + 200 bps), 11/26/31	1,088,272
1,715,082	Tronox Finance LLC, 2024-B Term Loan, 6.799% (Term SOFR + 250 bps), 9/30/31	1,673,814
	Total Chemicals-Specialty	$4,550,735

	Commercial Services — 0.1%
511,931	Jupiter Buyer, Inc., Initial Term Loan, 9.073% (Term SOFR + 475 bps), 11/1/31	$ 512,011
1	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 7.584% (Term SOFR + 325 bps), 12/15/28	1
2,721,711	Trans Union LLC, 2024 Refinancing Term B-8 Loan, 6.075% (Term SOFR + 175 bps), 6/24/31	2,717,032
623,437	Vestis Corp., Term B-1 Loan, 6.579% (Term SOFR + 225 bps), 2/22/31	622,658
2,699,000	WEX, Inc., Term B-3 Loan, 6.075% (Term SOFR + 175 bps), 3/5/32	2,679,432
	Total Commercial Services	$6,531,134

	Computer Services — 0.1%
1,736,875	Ahead DB Holdings, LLC, First Lien Term B-4 Loan, 7.299% (Term SOFR + 300 bps), 2/1/31	$ 1,735,187
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Computer Services — (continued)
1,995,000	CACI International, Inc., Tranche B Term Loan, 6.073% (Term SOFR + 175 bps), 10/30/31	$ 1,993,753
1,371,000	SMX Group LLC, Term Loan, 8.799% (Term SOFR + 450 bps), 2/9/32	1,370,143
	Total Computer Services	$5,099,083

	Computer Software — 0.0%†
485,000	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.189% (Term SOFR + 375 bps), 10/16/28	$ 424,779
	Total Computer Software	$424,779

	Computers-Memory Devices — 0.0%†
2,090,000	SanDisk Corp., Term Loan B, 7.33% (Term SOFR + 300 bps), 2/20/32	$ 2,066,488
	Total Computers-Memory Devices	$2,066,488

	Consulting Services — 0.0%†
1,777,545	First Advantage Holdings LLC, First Lien Term B-2 Loan, 7.575% (Term SOFR + 325 bps), 10/31/31	$ 1,768,657
	Total Consulting Services	$1,768,657

	Containers-Paper & Plastic — 0.0%†
1,653,560	Berry Global, Inc., Term AA Loan, 6.186% (Term SOFR + 175 bps), 7/1/29	$ 1,654,981
	Total Containers-Paper & Plastic	$1,654,981

	Cruise Lines — 0.0%†
566,400	Carnival Corp., 2025 Repricing Term Loan (2027), 6.325% (Term SOFR + 200 bps), 8/8/27	$ 565,693
1,745,614	LC Ahab US Bidco LLC, Initial Term Loan, 7.325% (Term SOFR + 300 bps), 5/1/31	1,758,706
	Total Cruise Lines	$2,324,399

	Direct Marketing — 0.0%†
555,454	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.075% (Term SOFR + 275 bps), 3/3/30	$ 546,601
	Total Direct Marketing	$546,601

	Disposable Medical Products — 0.0%†
883,759	Medline Borrower LP, Third Amendment Incremental Term Loan, 6.575% (Term SOFR + 225 bps), 10/23/28	$ 883,059
895,500	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.549% (Term SOFR + 325 bps), 5/30/31	898,858
	Total Disposable Medical Products	$1,781,917

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/255

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Distribution & Wholesale — 0.1%
2,136,000(b)	Gloves Buyer, Inc., Initial Term Loan, 1/17/32	$ 2,058,570
1,265,986	Olympus Water US Holding Corp., Term B-6 Dollar Loan, 7.299% (Term SOFR + 300 bps), 6/20/31	1,247,448
1,812,308	Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 7.069% (Term SOFR + 275 bps), 8/1/30	1,797,960
	Total Distribution & Wholesale	$5,103,978

	Electric-Generation — 0.1%
1,377,080	Alpha Generation LLC, Initial Term B Loan, 7.075% (Term SOFR + 275 bps), 9/30/31	$ 1,379,662
857,261	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.575% (Term SOFR + 525 bps), 4/3/28	842,259
1,131,000	Long Ridge Energy LLC, Term B Advance, 8.825% (Term SOFR + 450 bps), 2/19/32	1,091,415
540,171	Vistra Operations Company LLC, 2018 Incremental Term Loan, 6.075% (Term SOFR + 175 bps), 12/20/30	539,322
	Total Electric-Generation	$3,852,658

	Enterprise Software & Services — 0.0%†
2,084,276	Dayforce, Inc., First Amendment Refinancing Term Loan, 6.318% (Term SOFR + 200 bps), 3/1/31	$ 2,094,698
	Total Enterprise Software & Services	$2,094,698

	Entertainment Software — 0.0%†
1,313,409	Playtika Holding Corp., Term B-1 Loan, 7.189% (Term SOFR + 275 bps), 3/13/28	$ 1,300,439
	Total Entertainment Software	$1,300,439

	Finance-Investment Banker — 0.1%
1,432,258	Citadel Securities LP, 2024-1 Term Loan, 6.325% (Term SOFR + 200 bps), 10/31/31	$ 1,432,257
1,907,166	Hudson River Trading LLC, Term B-1 Loan, 7.322% (Term SOFR + 300 bps), 3/18/30	1,906,770
3,395,670	Jane Street Group LLC, Seventh Amendment Extended Term Loan, 6.313% (Term SOFR + 200 bps), 12/15/31	3,363,836
1,723,680	Jefferies Finance LLC, Initial Term Loan, 7.319% (Term SOFR + 300 bps), 10/21/31	1,721,525
	Total Finance-Investment Banker	$8,424,388

	Finance-Leasing Company — 0.0%†
1,207,120	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 6.072% (Term SOFR + 175 bps), 6/22/30	$ 1,207,422
	Total Finance-Leasing Company	$1,207,422

The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Footwear & Related Apparel — 0.0%†
750,000	Crocs, Inc., 2024 Refinancing Term Loan, 6.549% (Term SOFR + 225 bps), 2/19/29	$ 753,750
	Total Footwear & Related Apparel	$753,750

	Gambling (Non-Hotel) — 0.0%†
1,357,812	Flutter Entertainment Plc, 2024 Refinancing Term B Loan, 6.049% (Term SOFR + 175 bps), 11/30/30	$ 1,355,267
	Total Gambling (Non-Hotel)	$1,355,267

	Hotels & Motels — 0.0%†
990,000	Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, 6.325% (Term SOFR + 200 bps), 1/17/31	$ 984,078
992,500	Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, 6.575% (Term SOFR + 225 bps), 4/1/31	993,223
	Total Hotels & Motels	$1,977,301

	Independent Power Producer — 0.1%
426,855	EFS Cogen Holdings I LLC, Term B Advance, 7.799% (Term SOFR + 350 bps), 10/3/31	$ 426,855
2,992,481(b)	Lightning Power LLC, Initial Term B Loan, 8/18/31	2,980,191
	Total Independent Power Producer	$3,407,046

	Insurance Brokers — 0.0%†
2,400,811	HIG Finance 2 Ltd., 2024-3 Dollar Refinancing Term Loan, 7.325% (Term SOFR + 300 bps), 2/15/31	$ 2,383,304
	Total Insurance Brokers	$2,383,304

	Internet Content — 0.0%†
1,220,882	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 8.575% (Term SOFR + 425 bps), 5/3/28	$ 1,166,705
826,282	MH Sub I LLC, First Lien 2024 December New Term Loan, 8.575% (Term SOFR + 425 bps), 12/31/31	759,353
	Total Internet Content	$1,926,058

	Internet Gambling — 0.0%†
2,608,000(b)	DraftKings, Inc., Term Loan B, 6.075% (Term SOFR + 175 bps), 3/4/32	$ 2,596,048
	Total Internet Gambling	$2,596,048

	Internet Security — 0.0%†
1,496,000(b)	Gen Digital, Inc., Incremental TLB, 2/12/32	$ 1,484,780
644,167	Gen Digital, Inc., Tranche B-1 Term Loan, 6.075% (Term SOFR + 175 bps), 9/12/29	641,636
	Total Internet Security	$2,126,416

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/257

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Investment Management & Advisory Services — 0.1%
967,644	Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 7.325% (Term SOFR + 300 bps), 4/7/28	$ 965,603
1,529,717	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 9.291% (Term SOFR + 500 bps), 5/30/27	1,485,100
728,408	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 6.638% (Term SOFR + 225 bps), 7/1/26	729,622
	Total Investment Management & Advisory Services	$3,180,325

	Medical Diagnostic Imaging — 0.0%†
1,237,404	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Amendment No. 3 Replacement Term Loan, 9.049% (Term SOFR + 475 bps), 12/15/27	$ 1,237,276
	Total Medical Diagnostic Imaging	$1,237,276

	Medical Information Systems — 0.0%†
651,899	athenahealth Group, Inc., Initial Term Loan, 7.325% (Term SOFR + 300 bps), 2/15/29	$ 646,195
	Total Medical Information Systems	$646,195

	Medical Labs & Testing Services — 0.1%
2,952,992	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.825% (Term SOFR + 250 bps), 2/21/31	$ 2,944,585
1,302,750	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.687% (Term SOFR + 425 bps), 10/1/28	1,280,358
	Total Medical Labs & Testing Services	$4,224,943

	Medical-Drugs — 0.1%
2,000,000(b)	Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 5/19/31	$ 1,977,500
800,000	Padagis LLC, Term B Loan, 9.30% (Term SOFR + 475 bps), 7/6/28	754,000
	Total Medical-Drugs	$2,731,500

	Medical-Generic Drugs — 0.0%†
1,236,895	Perrigo Co., Plc, 2024 Refinancing Term B Loan, 6.325% (Term SOFR + 200 bps), 4/20/29	$ 1,237,669
	Total Medical-Generic Drugs	$1,237,669

The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Medical-Hospitals — 0.0%†
916,802	EyeCare Partners LLC, Tranche B Term Loan, 5.393% (Term SOFR + 100 bps), 11/30/28	$ 722,267
967,155	Knight Health Holdings LLC, Term B Loan, 9.689% (Term SOFR + 525 bps), 12/23/28	498,085
	Total Medical-Hospitals	$1,220,352

	Metal-Aluminum — 0.1%
2,939,000	Novelis, Inc., Term Loan, 6.292% (Term SOFR + 200 bps), 3/11/32	$ 2,939,735
	Total Metal-Aluminum	$2,939,735

	Office Automation & Equipment — 0.0%†
2,352,000	Pitney Bowes, Inc., Tranche B Term Loan, 8.075% (Term SOFR + 375 bps), 3/19/32	$ 2,331,420
	Total Office Automation & Equipment	$2,331,420

	Oil Comp-Explor & Production — 0.0%†
2,027,000	Hilcorp Energy I, LP, Initial Loan, 6.322% (Term SOFR + 200 bps), 2/11/30	$ 2,032,068
	Total Oil Comp-Explor & Production	$2,032,068

	Pipelines — 0.1%
2,077,623	Buckeye Partners LP, 2025 Tranche B-6 Term Loan, 6.075% (Term SOFR + 175 bps), 11/22/30	$ 2,078,828
1,229,842	WhiteWater DBR Holdco LLC, TLB, 6.549% (Term SOFR + 225 bps), 3/3/31	1,227,536
	Total Pipelines	$3,306,364

	Printing-Commercial — 0.0%†
2,325,000	Verde Purchaser LLC, Initial Term Loan, 8.299% (Term SOFR + 400 bps), 11/30/30	$ 2,320,059
	Total Printing-Commercial	$2,320,059

	Property & Casualty Insurance — 0.1%
1,149,659	Asurion LLC, First Lien New B-12 Term Loan, 8.575% (Term SOFR + 425 bps), 9/19/30	$ 1,136,725
2,595,416	Asurion LLC, New B-11 Term Loan, 8.675% (Term SOFR + 425 bps), 8/19/28	2,575,302
2,243,291	Asurion LLC, New B-9 Term Loan, 7.689% (Term SOFR + 325 bps), 7/31/27	2,228,429
997,493(b)	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 7/31/31	995,124
	Total Property & Casualty Insurance	$6,935,580

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/259

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Protection-Safety — 0.0%†
1,746,833	Prime Security Services Borrower LLC, First Lien 2024-1 Refinancing Term B-1 Loan, 6.325% (Term SOFR + 200 bps), 10/13/30	$ 1,741,374
	Total Protection-Safety	$1,741,374

	Publishing — 0.0%†
975,000	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.675% (Term SOFR + 525 bps), 4/9/29	$ 965,098
	Total Publishing	$965,098

	Racetracks — 0.0%†
480,000	Churchill Downs Inc., 2021 Incremental Term B Loan, 6.075% (Term SOFR + 175 bps), 3/17/28	$ 480,600
	Total Racetracks	$480,600

	Recreational Centers — 0.0%†
2,198,085	Fitness International LLC, Term B Loan, 9.575% (Term SOFR + 525 bps), 2/12/29	$ 2,226,935
	Total Recreational Centers	$2,226,935

	REITS-Storage — 0.0%†
1,021,075	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.325% (Term SOFR + 200 bps), 1/31/31	$ 1,018,043
	Total REITS-Storage	$1,018,043

	Rental Auto & Equipment — 0.0%†
1,980,000	United Rentals (North America), Inc., Restatement Term Loan, 6.075% (Term SOFR + 175 bps), 2/14/31	$ 1,998,871
	Total Rental Auto & Equipment	$1,998,871

	Retail — 0.1%
2,083,778	Great Outdoors Group LLC, Term B-3 Loan, 7.575% (Term SOFR + 325 bps), 1/23/32	$ 2,082,996
1,120,298	Highline Aftermarket Acquisition LLC, First Lien 2025-1 Term Loan, 7.825% (Term SOFR + 350 bps), 2/19/30	1,123,799
577,334	Kodiak BP LLC, Initial Term Loan, 8.046% (Term SOFR + 375 bps), 12/4/31	555,203
938,382	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.811% (Term SOFR + 325 bps), 3/3/28	856,796
723,750	PetSmart LLC, Initial Term Loan, 8.175% (Term SOFR + 375 bps), 2/11/28	713,798
722,391	RVR Dealership Holdings LLC, Term Loan, 8.175% (Term SOFR + 375 bps), 2/8/28	648,346
	Total Retail	$5,980,938

The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Security Services — 0.1%
3,124,518	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.175% (Term SOFR + 375 bps), 5/12/28	$ 3,124,519
1,484,924	Garda World Security Corp., Twelfth Additional Term Loan, 7.322% (Term SOFR + 300 bps), 2/1/29	1,481,211
	Total Security Services	$4,605,730

	Telephone-Integrated — 0.0%†
1,139,155(b)	Level 3 Financing, Inc., Term B-3 Refinancing Loan, 3/27/32	$ 1,128,238
	Total Telephone-Integrated	$1,128,238

	Transportation Services — 0.1%
1,682,782	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 8.302% (Term SOFR + 400 bps), 4/8/30	$ 1,681,731
1,447,725	Carriage Purchaser, Inc., Term B Loan, 8.325% (Term SOFR + 400 bps), 10/2/28	1,440,486
	Total Transportation Services	$3,122,217

	Total Senior Secured Floating Rate Loan Interests (Cost $158,412,678)	$157,347,310

	Asset Backed Securities — 25.3% of Net Assets
172,237(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 4.634% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 169,519
304,701(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 4.634% (1 Month Term SOFR + 31 bps), 9/15/41 (144A)	297,743
578,689(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 4.664% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	564,550
2,216,669(a)	522 Funding CLO, Ltd., Series 2020-6A, Class XR, 5.24% (3 Month Term SOFR + 95 bps), 10/23/34 (144A)	2,217,287
4,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CRR, 10.04% (3 Month Term SOFR + 575 bps), 1/20/36 (144A)	4,065,840
4,250,000(a)	ABPCI DIRECT LENDING FUND CLO VI LTD, Series 2019-6A, Class A2RR, 5.917% (3 Month Term SOFR + 160 bps), 1/27/37 (144A)	4,235,796
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	1,987,857
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2511

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,416,036	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	$ 6,543,647
4,861,878	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	4,825,162
5,895,989	ACHV ABS TRUST, Series 2024-2PL, Class A, 5.07%, 10/27/31 (144A)	5,900,192
1,353,547	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	1,356,038
1,301,184	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	1,303,688
5,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	5,143,060
6,799,501	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	6,816,109
2,952,495	ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29 (144A)	2,956,851
4,325,113(a)	ACREC, Ltd., Series 2021-FL1, Class A, 5.581% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	4,325,342
10,580,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	10,650,766
6,026,716	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	6,035,955
5,476,699	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	5,474,492
6,820,000(a)	AGL CLO 14, Ltd., Series 2021-14A, Class AR, 5.452% (3 Month Term SOFR + 113 bps), 12/2/34 (144A)	6,818,929
3,670,000(a)	AGL CLO 3 LTD, Series 2020-3A, Class XR, 5.273% (3 Month Term SOFR + 95 bps), 4/15/38 (144A)	3,670,576
1,108,333(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 5.555% (3 Month Term SOFR + 126 bps), 7/20/34 (144A)	1,106,923
1,195,833(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 5.564% (3 Month Term SOFR + 126 bps), 10/15/34 (144A)	1,195,758
14,687,488	Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39 (144A)	14,808,635
2,903,424	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46%, 3/13/28 (144A)	2,893,533
2,722,400	American Credit Acceptance Receivables Trust, Series 2022-2, Class D, 4.85%, 6/13/28 (144A)	2,721,086
5,230,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	5,322,498
2,000,000	American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 3/15/28 (144A)	2,002,362
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
682,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/52 (144A)	$ 680,298
5,778,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class F, 5.885%, 4/17/52 (144A)	5,762,510
1,044,000	American Homes 4 Rent Trust, Series 2015-SFR2, Class E, 6.07%, 10/17/52 (144A)	1,044,616
18,657,904(a)	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, 4.945% (SOFR30A + 60 bps), 2/18/28	18,671,468
7,236,674	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 7/21/31 (144A)	7,290,160
1,341,185	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	1,289,248
1,433,342	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	1,325,177
2,659,785	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	2,429,433
2,333,333(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 5.562% (3 Month Term SOFR + 126 bps), 1/25/35 (144A)	2,333,217
809,981	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	807,330
5,843,046	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 4/17/28 (144A)	5,880,051
8,245,111	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	8,268,162
250,000(a)	ASSURANT CLO Ltd., Series 2018-2A, Class D, 7.405% (3 Month Term SOFR + 311 bps), 4/20/31 (144A)	249,332
3,405,571(a)	AUF Funding LLC, Series 2022-1A, Class A1LN, 6.793% (3 Month Term SOFR + 250 bps), 1/20/31 (144A)	3,405,983
2,004,221	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28 (144A)	2,022,257
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,588,593
1,293,109	Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 3/15/27 (144A)	1,295,033
5,750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.26%, 10/20/27 (144A)	5,752,306
2,720,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	2,721,420
5,500,000(c)	B2R Mortgage Trust, Series 2015-2, Class E, 5.763%, 11/15/48 (144A)	5,474,894
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2513

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,500,000(a)	Bain Capital Credit CLO, Ltd., Series 2021-7A, Class A2R, 5.565% (3 Month Term SOFR + 125 bps), 1/22/35 (144A)	$ 6,485,843
4,750,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-4A, Class XR, 5.408% (3 Month Term SOFR + 110 bps), 10/16/37 (144A)	4,755,139
5,000,000(a)	Bain Capital Credit CLO, Ltd., Series 2022-6A, Class XR, 5.44% (3 Month Term SOFR + 115 bps), 1/22/38 (144A)	4,999,585
6,975,000(a)	Bardot CLO, Ltd., Series 2019-2A, Class ARR, 5.285% (3 Month Term SOFR + 98 bps), 10/22/32 (144A)	6,939,567
7,979,019(a)	Battalion CLO XII, Ltd., Series 2018-12A, Class ARR, 5.249% (3 Month Term SOFR + 93 bps), 5/17/31 (144A)	7,965,104
5,075,000(a)	Battery Park CLO, Ltd., Series 2019-1A, Class XR, 5.252% (3 Month Term SOFR + 95 bps), 7/15/36 (144A)	5,076,061
5,318,728(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, 5.44% (SOFR30A + 110 bps), 12/26/31 (144A)	5,334,081
1,251,465(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, 5.84% (SOFR30A + 150 bps), 12/26/31 (144A)	1,255,099
4,714,484(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 5.79% (SOFR30A + 145 bps), 6/25/47 (144A)	4,693,783
1,833,334	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	1,837,612
59,986(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 5.335% (1 Month Term SOFR + 101 bps), 10/27/32	59,785
10,000,000(a)	Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class XR2, 5.452% (3 Month Term SOFR + 115 bps), 10/15/37 (144A)	9,999,760
2,520,427	BHG Securitization Trust, Series 2023-B, Class A, 6.92%, 12/17/36 (144A)	2,621,760
4,701,921	BHG Securitization Trust, Series 2024-1CON, Class A, 5.81%, 4/17/35 (144A)	4,780,157
2,722,427	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,510,632
6,103,035	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	6,164,730
4,495,271(a)	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 5.644% (3 Month Term SOFR + 134 bps), 7/15/31 (144A)	4,497,411
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
406,694	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	$ 408,388
884,998	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	888,679
5,544,906	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	5,637,897
5,734,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	5,793,612
5,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 8.052% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	5,498,113
1,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 9.802% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	1,497,081
5,900,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 10.552% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	5,882,784
1,855,000(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 6.552% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	1,854,471
5,431,349(a)	BRSP, Ltd., Series 2021-FL1, Class A, 5.581% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	5,419,470
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.184% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	1,998,422
206,085	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	195,388
5,558,090(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.699% (SOFR30A + 435 bps), 10/15/26 (144A)	5,543,367
2,102,856(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 5.593% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	2,102,963
5,033,928	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	5,053,457
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	947,898
1,503,084	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	1,485,705
530,466	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (144A)	530,683
601,772	Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (144A)	603,896
14,761,496(a)	CBAM, Ltd., Series 2018-5A, Class A, 5.584% (3 Month Term SOFR + 128 bps), 4/17/31 (144A)	14,768,508
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2515

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,700,000(a)	Cedar Funding XIV CLO, Ltd., Series 2021-14A, Class X, 5.352% (3 Month Term SOFR + 105 bps), 10/15/37 (144A)	$ 1,700,221
4,901,039(a)	Centerstone SBA Trust, Series 2023-1, Class A, 8.35% (PRIME + 85 bps), 12/27/50 (144A)	4,884,915
4,750,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class A, 5.817% (3 Month Term SOFR + 135 bps), 1/15/34 (144A)	4,748,917
6,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class B, 6.217% (3 Month Term SOFR + 175 bps), 1/15/34 (144A)	5,986,392
3,000,000(a)	Cerberus Loan Funding XLIX LLC, Series 2024-5A, Class C, 6.567% (3 Month Term SOFR + 210 bps), 1/15/34 (144A)	2,991,867
2,838,098(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 5.964% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	2,838,266
2,794,821(c)	CFMT LLC, Series 2023-HB12, Class A, 4.25%, 4/25/33 (144A)	2,767,198
4,948,195(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	4,846,613
2,075,201(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 5.599% (SOFR30A + 125 bps), 5/15/35 (144A)	2,085,107
2,567,812	Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35 (144A)	2,603,902
3,879,771(a)	Chesapeake Funding II LLC, Series 2023-2A, Class A2, 5.449% (SOFR30A + 110 bps), 10/15/35 (144A)	3,897,580
2,054,711(a)	Chesapeake Funding II LLC, Series 2024-1A, Class A2, 5.119% (SOFR30A + 77 bps), 5/15/36 (144A)	2,057,270
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 7.158% (3 Month Term SOFR + 286 bps), 10/24/33 (144A)	1,509,802
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 12.718% (3 Month Term SOFR + 842 bps), 10/24/33 (144A)	4,965,025
2,400,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 5.452% (3 Month Term SOFR + 116 bps), 1/23/35 (144A)	2,399,834
949,023	ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 2/15/30 (144A)	950,301
3,476,917(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 5.835% (1 Month Term SOFR + 151 bps), 12/28/48 (144A)	3,509,285
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,732,082	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	$ 2,759,596
150,584	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	146,551
36,641(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 5.885% (1 Month Term SOFR + 156 bps), 10/25/40 (144A)	36,529
458,596(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 5.285% (1 Month Term SOFR + 96 bps), 5/25/41 (144A)	453,980
512,556(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.085% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	503,594
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	59,849
421,165(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 4.935% (1 Month Term SOFR + 61 bps), 2/25/44 (144A)	415,727
825,766(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 5.005% (1 Month Term SOFR + 68 bps), 9/25/45 (144A)	812,594
331,065(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 5.235% (1 Month Term SOFR + 91 bps), 2/25/46 (144A)	327,470
630,856(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 5.335% (1 Month Term SOFR + 101 bps), 1/25/47 (144A)	621,589
3,543,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	3,573,188
5,697,989	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	5,768,947
18,227,322	Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30 (144A)	18,464,883
1,440,000(a)	Crown Point CLO IV, Ltd., Series 2018-4A, Class C, 6.455% (3 Month Term SOFR + 216 bps), 4/20/31 (144A)	1,439,650
10,675,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 6.102% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	10,724,308
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	33
6,329	Dext ABS LLC, Series 2021-1, Class B, 1.76%, 2/15/28 (144A)	6,320
924,959	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	928,962
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2517

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,300,131	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	$ 5,340,781
3,236,239(a)	Dryden 53 CLO, Ltd., Series 2017-53A, Class A, 5.684% (3 Month Term SOFR + 138 bps), 1/15/31 (144A)	3,238,262
1,355,000	DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 3/15/28 (144A)	1,359,860
5,260,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.55%, 10/16/28 (144A)	5,280,869
3,757,895(a)	Elevation CLO, Ltd., Series 2021-12A, Class XR, 5.393% (3 Month Term SOFR + 110 bps), 4/20/37 (144A)	3,757,045
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 6.555% (3 Month Term SOFR + 226 bps), 7/20/30 (144A)	4,897,266
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 6.805% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	6,485,206
6,595,729	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	6,591,313
6,830,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	6,616,211
1,382,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	1,434,462
12,362,780	Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60%, 5/17/27	12,376,965
3,244,482	FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29 (144A)	3,298,292
2,250,000	FHF Issuer Trust, Series 2024-3A, Class B, 5.04%, 2/17/31 (144A)	2,243,076
197,942	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	197,342
2,428,815	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	2,454,515
7,671,085(c)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	7,785,134
4,629,401(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	4,657,765
769,127	First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 7/15/27 (144A)	771,860
3,800,769	Flagship Credit Auto Trust, Series 2024-1, Class A2, 5.64%, 3/15/28 (144A)	3,812,034
3,600,000(a)	Flatiron CLO 21, Ltd., Series 2021-1A, Class XR, 5.393% (3 Month Term SOFR + 110 bps), 10/19/37 (144A)	3,589,484
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,100,000(a)	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 5.599% (SOFR30A + 125 bps), 5/15/28 (144A)	$ 4,129,435
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	1,006,328
10,000,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.92%, 5/15/28 (144A)	10,043,242
10,920,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 6.114% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	10,919,509
8,580,000(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class A1, 5.574% (3 Month Term SOFR + 125 bps), 4/20/33 (144A)	8,560,978
8,180,000(a)	Fortress Credit Opportunities XXIX CLO, Ltd., Series 2025-29A, Class B, 5.974% (3 Month Term SOFR + 165 bps), 4/20/33 (144A)	8,173,996
2,756,236	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	2,579,760
1,488,868	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	1,394,070
273,112	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	270,036
4,300,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	4,371,892
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,760,033
5,540,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class E, 11.42%, 3/15/30 (144A)	6,195,419
3,190,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	3,260,628
12,436,981	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A2, 4.76%, 10/15/27 (144A)	12,440,562
10,174,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class A2, 4.68%, 12/15/27 (144A)	10,179,815
1,022,359	GLS Auto Select Receivables Trust, Series 2023-1A, Class A2, 6.27%, 8/16/27 (144A)	1,025,457
2,988,707	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28 (144A)	3,018,329
2,520,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	2,569,184
1,935,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,992,698
8,681,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71%, 4/15/30 (144A)	8,711,663
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2519

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,500,000(a)	GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 5.499% (SOFR30A + 115 bps), 6/15/28 (144A)	$ 5,537,366
5,990,000(a)	GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class A2, 4.799% (SOFR30A + 45 bps), 11/15/28 (144A)	5,976,694
2,887,500(a)	Goldentree Loan Management US CLO 10, Ltd., Series 2021-10A, Class XR, 5.343% (3 Month Term SOFR + 105 bps), 10/20/37 (144A)	2,887,266
3,037,901(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 6.165% (3 Month Term SOFR + 186 bps), 11/5/29 (144A)	3,037,801
14,166,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class BR, 6.565% (3 Month Term SOFR + 226 bps), 11/5/29 (144A)	14,165,688
19,620,000(a)	Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class B, 6.215% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	19,608,208
11,385,000(a)	Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A, 6.095% (3 Month Term SOFR + 179 bps), 8/5/33 (144A)	11,388,154
20,460,000(a)	Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 5.53% (3 Month Term SOFR + 123 bps), 7/25/35 (144A)	20,379,756
5,453,818(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class A1R, 5.75% (3 Month Term SOFR + 145 bps), 7/25/33 (144A)	5,451,734
9,377,470(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class BR, 6.30% (3 Month Term SOFR + 200 bps), 7/25/33 (144A)	9,382,290
11,990,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 7.05% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	11,912,065
14,510,168(a)	Gracie Point International Funding, Series 2023-1A, Class A, 6.374% (SOFR90A + 195 bps), 9/1/26 (144A)	14,550,082
5,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 7.524% (SOFR90A + 310 bps), 9/1/26 (144A)	5,186,615
3,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 8.924% (SOFR90A + 450 bps), 9/1/26 (144A)	3,179,316
1,306,504(a)	Gracie Point International Funding, Series 2023-2A, Class A, 6.674% (SOFR90A + 225 bps), 3/1/27 (144A)	1,308,667
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class A, 6.122% (SOFR90A + 170 bps), 3/1/28 (144A)	$ 5,008,776
2,337,568	Granite Park Equipment Leasing LLC, Series 2023-1A, Class A2, 6.51%, 5/20/30 (144A)	2,351,655
1,173,333(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 5.764% (3 Month Term SOFR + 146 bps), 1/15/34 (144A)	1,172,722
4,190,000(a)	Great Lakes CLO, Ltd., Series 2019-1A, Class X, 5.362% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	4,179,483
6,464,598(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.84% (SOFR30A + 150 bps), 1/25/55 (144A)	6,459,107
5,478,902(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 7.684% (SOFR30A + 325 bps), 10/25/50 (144A)	5,565,931
7,282,455(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.684% (SOFR30A + 225 bps), 12/25/51 (144A)	7,332,572
3,205,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26 (144A)	3,190,234
1,499,853(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class A, 5.434% (1 Month Term SOFR + 111 bps), 9/17/36 (144A)	1,496,632
5,137,705	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	1,541,311
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	153,750
1,285,714(a)	HPS Loan Management 10-2016, Ltd., Series 10A-16, Class XR3, 5.243% (3 Month Term SOFR + 95 bps), 4/20/34 (144A)	1,285,905
5,308,883(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-2, Class C, 6.944% (SOFR30A + 260 bps), 10/20/32 (144A)	5,326,167
11,000,000	Huntington Bank Auto Credit-Linked Notes Series, Series 2025-1, Class B, 4.957%, 3/21/33 (144A)	10,979,692
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 11.921% (3 Month Term SOFR + 762 bps), 7/28/34 (144A)	3,792,672
1,125,000(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 5.49% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	1,124,398
5,223,816(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 6.094% (SOFR30A + 175 bps), 11/25/53 (144A)	5,252,547
11,024,008(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.044% (SOFR30A + 170 bps), 3/20/54 (144A)	11,088,809
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2521

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,187,696(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 5.944% (SOFR30A + 160 bps), 5/25/54 (144A)	$ 7,216,100
9,066,122(a)	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, 5.544% (SOFR30A + 120 bps), 10/20/54 (144A)	9,057,387
15,225,647(a)	JP Morgan Mortgage Trust Series, Series 2024-HE3, Class A1, 5.544% (SOFR30A + 120 bps), 2/25/55 (144A)	15,225,568
22,475,480(a)	JP Morgan Mortgage Trust Series, Series 2025-HE1, Class A1, 5.494% (SOFR30A + 115 bps), 7/20/55 (144A)	22,439,955
22,167	JPMorgan Chase Bank N.A. - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29 (144A)	22,085
20,280,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.999% (SOFR30A + 265 bps), 11/15/27 (144A)	20,362,536
443,407	LAD Auto Receivables Trust, Series 2024-1A, Class A2, 5.44%, 11/16/26 (144A)	443,610
8,000,000	LAD Auto Receivables Trust, Series 2025-1A, Class A2, 4.60%, 12/15/27 (144A)	7,995,426
1,447,500(a)	Lake Shore MM CLO IV, Ltd., Series 2021-1A, Class XR, 5.602% (3 Month Term SOFR + 130 bps), 1/15/37 (144A)	1,447,100
3,450,000(a)	LCM 35, Ltd., Series 35A, Class BR, 5.97% (3 Month Term SOFR + 165 bps), 10/15/34 (144A)	3,440,471
2,932,777(a)	LCM XVIII LP, Series 18A, Class A1R, 5.575% (3 Month Term SOFR + 128 bps), 4/20/31 (144A)	2,932,997
271,924	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27 (144A)	271,150
6,914,380	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	7,088,781
8,049,712	Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29 (144A)	8,132,981
8,034,926	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29 (144A)	8,111,639
7,997,669	Lendbuzz Securitization Trust, Series 2025-1A, Class A1, 4.576%, 2/15/26 (144A)	7,996,837
8,000,000	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, 10/15/30 (144A)	8,008,690
162,895	LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	159,394
3,363,084	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	3,379,449
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,385,888	Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/35 (144A)	$ 2,386,395
1,073,649	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	1,074,991
948,209	Lobel Automobile Receivables Trust, Series 2023-2, Class A, 7.59%, 4/16/29 (144A)	951,943
13,000,000	Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/27 (144A)	13,000,677
1,234,523	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,139,145
5,500,000(a)	Magnetite XXII, Ltd., Series 2019-22A, Class X, 5.302% (3 Month Term SOFR + 100 bps), 7/15/36 (144A)	5,499,598
3,000,000(a)	Magnetite XXXV, Ltd., Series 2022-35A, Class XR, 5.50% (3 Month Term SOFR + 120 bps), 10/25/36 (144A)	3,004,827
366,667(a)	Marble Point Clo XXV, Ltd., Series 2022-2A, Class X, 5.843% (3 Month Term SOFR + 155 bps), 10/20/36 (144A)	366,653
3,439,836	Marlette Funding Trust, Series 2024-1A, Class A, 5.95%, 7/17/34 (144A)	3,449,878
5,225,000(a)(d)	MCF CLO 10, Ltd., Series 2023-1A, Class XR, 5.354% (3 Month Term SOFR + 100 bps), 4/15/37 (144A)	5,225,000
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 13.705% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	2,489,312
7,161,218	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36 (144A)	7,226,383
10,660,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29 (144A)	10,808,520
9,680,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	9,832,120
2,055,293(a)	MF1, Ltd., Series 2020-FL4, Class A, 6.134% (1 Month Term SOFR + 181 bps), 12/15/35 (144A)	2,057,190
8,290,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R2, 5.534% (3 Month Term SOFR + 121 bps), 1/18/36 (144A)	8,278,253
19,710,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	19,779,963
5,300,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	5,337,775
8,580,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.80%, 5/15/30 (144A)	8,579,959
10,960,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 6.05% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	10,966,127
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2523

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class A1N, 6.009% (3 Month Term SOFR + 168 bps), 2/24/34 (144A)	$ 4,997,365
3,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class B, 6.379% (3 Month Term SOFR + 205 bps), 2/24/34 (144A)	2,996,811
500,000(a)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class X, 6.002% (3 Month Term SOFR + 170 bps), 9/14/36 (144A)	499,960
928,843	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	877,251
446,113	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	444,860
790,452(a)	National Collegiate Trust, Series 2007-A, Class A, 5.255% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	773,555
555,941	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	499,863
2,417,841(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 5.054% (SOFR30A + 71 bps), 12/26/69 (144A)	2,399,678
2,140,995(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 4.724% (SOFR90A + 36 bps), 3/23/37	2,121,952
588,746	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	547,554
3,011,155(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 5.124% (1 Month Term SOFR + 80 bps), 4/20/62 (144A)	2,995,596
2,000,000(a)	New Mountain CLO 1, Ltd., Series CLO-1A, Class X, 5.252% (3 Month Term SOFR + 95 bps), 1/15/38 (144A)	2,000,468
5,700,000(a)	Newday Funding Master Issuer Plc - Series, Series 2023-1A, Class A2, 6.08% (SOFR + 175 bps), 11/15/31 (144A)	5,767,632
1,829,115(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 7.25% (PRIME - 25 bps), 12/25/48 (144A)	1,828,114
3,045,425(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.00% (PRIME - 50 bps), 7/25/50 (144A)	3,079,553
6,220,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 5.247% (SOFR30A + 90 bps), 3/15/29 (144A)	6,249,278
9,280,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A1, 5.229% (SOFR30A + 88 bps), 9/15/29 (144A)	9,321,210
3,241,304	NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30 (144A)	3,268,224
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,842,105(a)	Northwoods Capital XI-B, Ltd., Series 2018-11BA, Class XR, 5.493% (3 Month Term SOFR + 120 bps), 7/19/37 (144A)	$ 2,828,747
53,410(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 5.215% (1 Month Term SOFR + 89 bps), 5/25/33	52,307
12,390,000(a)	OBX Trust, Series 2025-HE1, Class A1, 5.935% (SOFR30A + 160 bps), 2/25/55 (144A)	12,410,890
2,750,000(a)	OCP CLO, Ltd., Series 2017-14A, Class XR, 5.393% (3 Month Term SOFR + 110 bps), 7/20/37 (144A)	2,749,777
4,205,263(a)	Octagon Investment Partners 49, Ltd., Series 2020-5A, Class X, 5.352% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	4,206,357
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,717,387
23,327	Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (144A)	23,265
3,444	Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (144A)	3,442
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,829,836
949,106	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	952,410
2,767,064	Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (144A)	2,777,034
3,743,775	Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (144A)	3,778,162
4,968,582	Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29 (144A)	4,971,547
4,500,000	Oportun Funding Trust, Series 2025-1, Class A, 4.96%, 8/16/32 (144A)	4,498,685
7,251,892	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	7,082,127
492,929	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	493,333
2,590,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	2,600,651
1,760,797	Oportun Issuance Trust, Series 2024-2, Class A, 5.86%, 2/9/32 (144A)	1,764,791
3,240,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	3,255,727
7,670,000	Oportun Issuance Trust, Series 2025-A, Class A, 5.01%, 2/8/33 (144A)	7,670,938
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2525

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 6.105% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	$ 11,013,024
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 6.184% (3 Month Term SOFR + 186 bps), 8/20/33 (144A)	2,595,406
8,250,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	8,320,329
5,058,335	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	4,940,790
5,091,898	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	5,106,874
6,699,432	Pagaya AI Debt Grantor Trust, Series 2024-10, Class B, 5.75%, 6/15/32 (144A)	6,737,244
8,720,304	Pagaya AI Debt Grantor Trust, Series 2024-11, Class A, 5.092%, 7/15/32 (144A)	8,714,977
6,860,141(c)	Pagaya AI Debt Grantor Trust, Series 2024-11, Class AB, 5.316%, 7/15/32 (144A)	6,871,798
2,197,742	Pagaya AI Debt Grantor Trust, Series 2024-5, Class A, 6.278%, 10/15/31 (144A)	2,220,406
5,000,000(c)	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A, 4.939%, 7/15/32 (144A)	5,001,733
5,467,796	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A1, 4.708%, 2/17/26 (144A)	5,465,988
1,532,204	Pagaya AI Debt Grantor Trust, Series 2025-1, Class A2, 5.156%, 7/15/32 (144A)	1,534,426
1,865,219	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	1,876,943
2,134,483	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	2,139,017
200,575(c)	Pagaya AI Debt Trust, Series 2023-5, Class AB, 7.625%, 4/15/31 (144A)	200,860
686,952	Pagaya AI Debt Trust, Series 2023-5, Class B, 7.625%, 4/15/31 (144A)	687,921
8,012,474	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	8,039,834
5,302,973	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.66%, 7/15/31 (144A)	5,354,754
8,769,642	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	8,880,555
4,859,770	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	4,903,175
1,465,961(c)	Pagaya AI Debt Trust, Series 2024-2, Class AB, 6.447%, 8/15/31 (144A)	1,477,334
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,486,713	Pagaya AI Debt Trust, Series 2024-2, Class B, 6.611%, 8/15/31 (144A)	$ 8,575,748
6,849,145	Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, 10/15/31 (144A)	6,903,624
12,533,511	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	12,653,564
1,578,947(a)	Palmer Square CLO, Ltd., Series 2020-3A, Class X, 5.523% (3 Month Term SOFR + 120 bps), 11/15/36 (144A)	1,582,108
4,649,501(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 5.352% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	4,647,055
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	3,190,427
2,875,860	Pawneee Equipment Receivables Series LLC, Series 2022-1, Class A3, 5.17%, 2/15/28 (144A)	2,876,505
1,810,486	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	1,790,965
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,585,580
2,955,425	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	2,993,266
10,526,223	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	10,729,244
5,904,479	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	5,968,808
4,000,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A2, 6.643% (3 Month Term SOFR + 235 bps), 4/20/37 (144A)	4,000,048
15,250,000(a)	PFS Financing Corp., Series 2025-A, Class A, 4.999% (SOFR30A + 65 bps), 1/15/29 (144A)	15,238,120
14,300,000(a)	Pikes Peak CLO 6, Series 2020-6A, Class ARR, 5.263% (3 Month Term SOFR + 94 bps), 5/18/34 (144A)	14,214,901
13,000,000(a)	Post CLO, Ltd., Series 2021-1A, Class AR, 5.395% (3 Month Term SOFR + 108 bps), 10/15/34 (144A)	13,004,277
4,135,589	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29 (144A)	4,156,300
3,500,000	Post Road Equipment Finance LLC, Series 2025-1A, Class A2, 4.90%, 5/15/31 (144A)	3,508,694
3,240,000	Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29 (144A)	3,112,566
1,891,515(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 5.685% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	1,895,196
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2527

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
78,514	Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29 (144A)	$ 78,560
7,750,000	Purchasing Power Funding LLC, Series 2024-A, Class A, 5.89%, 8/15/28 (144A)	7,813,040
3,400,000(a)	Rad CLO 3, Ltd., Series 2019-3A, Class XR2, 5.352% (3 Month Term SOFR + 105 bps), 7/15/37 (144A)	3,401,146
4,136,395	Reach Abs Trust, Series 2024-1A, Class A, 6.30%, 2/18/31 (144A)	4,153,036
12,300,000	Reach Abs Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	12,475,426
3,987,444	Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31 (144A)	4,003,170
7,130,634	Reach ABS Trust, Series 2025-1A, Class A, 4.96%, 8/16/32 (144A)	7,130,523
1,799,940(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.00% (PRIME - 50 bps), 12/27/44 (144A)	1,796,417
8,564,774(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	8,732,961
2,785,714(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 5.353% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	2,782,917
790,196(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 5.355% (3 Month Term SOFR + 106 bps), 4/20/34 (144A)	790,139
1,323,529(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 5.416% (3 Month Term SOFR + 111 bps), 6/20/34 (144A)	1,321,862
4,858,333(a)	Regatta X Funding, Ltd., Series 2017-3A, Class X, 5.303% (3 Month Term SOFR + 100 bps), 7/17/37 (144A)	4,847,242
2,000,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 5.505% (3 Month Term SOFR + 121 bps), 1/20/35 (144A)	1,999,900
6,240,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	6,266,873
6,942,756	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	7,018,864
101,865(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259%, 11/25/31 (144A)	101,434
781,309(a)	Rockford Tower CLO, Ltd., Series 2018-1A, Class A, 5.684% (3 Month Term SOFR + 136 bps), 5/20/31 (144A)	781,825
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,500,000(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 8.431% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	$ 7,568,250
3,925,596	SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 3/20/28 (144A)	3,940,926
1,500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/28 (144A)	1,511,978
1,154,862	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (144A)	1,154,859
2,174,723	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	2,206,133
5,320,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	5,291,237
308,659	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	305,765
648,452	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	646,807
1,875,000	Santander Drive Auto Receivables Trust, Series 2023-2, Class B, 5.24%, 5/15/28	1,879,490
412,268	Santander Drive Auto Receivables Trust, Series 2023-5, Class A2, 6.31%, 7/15/27	412,421
3,791,048	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, 9/15/27	3,792,090
7,490,763	SCF Equipment Leasing LLC, Series 2024-1A, Class A2, 5.88%, 11/20/29 (144A)	7,515,909
4,750,000	SCF Equipment Trust LLC, Series 2025-1A, Class A2, 4.82%, 7/22/30 (144A)	4,754,768
2,000,000(a)	Sculptor CLO XXVII, Ltd., Series 27A, Class XR, 5.152% (3 Month Term SOFR + 85 bps), 7/20/34 (144A)	2,000,326
2,708,772	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (144A)	2,721,992
194,146	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	189,422
933,333(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 5.605% (3 Month Term SOFR + 131 bps), 1/20/35 (144A)	933,267
4,000,000(a)	Silver Rock CLO IV, Ltd., Series 2024-4A, Class X, 5.437% (3 Month Term SOFR + 120 bps), 10/20/37 (144A)	3,999,460
3,600,000(a)	Sixth Street CLO IX, Ltd., Series 2017-9A, Class X, 5.243% (3 Month Term SOFR + 95 bps), 7/21/37 (144A)	3,600,083
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2529

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,422,192(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 4.801% (3 Month Term SOFR + 50 bps), 12/16/41	$ 2,358,768
1,290,354(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 5.154% (1 Month Term SOFR + 83 bps), 1/15/37 (144A)	1,287,809
4,087,828(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 6.149% (SOFR30A + 180 bps), 10/16/56 (144A)	4,163,758
5,508,036(a)	SMB Private Education Loan Trust, Series 2023-C, Class A1B, 5.897% (SOFR30A + 155 bps), 11/15/52 (144A)	5,568,799
7,729,254(a)	Sound Point CLO V-R LTD, Series 2014-1RA, Class A, 5.705% (3 Month Term SOFR + 141 bps), 7/18/31 (144A)	7,736,249
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 8.162% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	3,020,250
3,226,127(a)	Sound Point CLO XX, Ltd., Series 2018-2A, Class A, 5.662% (3 Month Term SOFR + 136 bps), 7/26/31 (144A)	3,227,508
1,179,239	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,099,337
366,616(a)	STAR Trust, Series 2021-SFR2, Class A, 5.384% (1 Month Term SOFR + 106 bps), 1/17/39 (144A)	365,199
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 6.434% (1 Month Term SOFR + 211 bps), 1/17/39 (144A)	6,170,052
14,000,000(a)	Starwood LLC, Series 2024-SIF4A, Class A, 6.183% (3 Month Term SOFR + 170 bps), 10/17/36 (144A)	14,006,986
2,390,000(a)	Starwood LLC, Series 2024-SIF4A, Class C, 6.983% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	2,389,343
10,110,000(a)(d)	Starwood LLC, Series 2025-SIF5A, Class A, 5.904% (3 Month Term SOFR + 155 bps), 4/15/37 (144A)	10,110,000
2,130,000(a)(d)	Starwood LLC, Series 2025-SIF5A, Class D, 7.954% (3 Month Term SOFR + 360 bps), 4/15/37 (144A)	2,130,000
1,222,684	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	1,162,023
2,264,703	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44 (144A)	2,362,888
5,722,247(a)	STWD, Ltd., Series 2021-FL2, Class A, 5.631% (1 Month Term SOFR + 131 bps), 4/18/38 (144A)	5,725,170
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 5.852% (3 Month Term SOFR + 155 bps), 1/15/33 (144A)	12,000,719
7,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 8.152% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	7,002,894
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,263,221(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 5.529% (3 Month Term SOFR + 122 bps), 4/16/31 (144A)	$ 1,263,543
8,270,922	Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26 (144A)	8,303,988
1,500,000(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 5.505% (3 Month Term SOFR + 121 bps), 7/20/34 (144A)	1,499,892
2,930,000(a)	Tiaa CLO III, Ltd., Series 2017-2A, Class B, 6.069% (3 Month Term SOFR + 176 bps), 1/16/31 (144A)	2,929,033
2,627,994	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,596,393
5,862,058(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 5.485% (1 Month Term SOFR + 116 bps), 1/25/46 (144A)	5,841,715
17,102,095(c)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	17,159,383
8,000,000(a)	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A1, 5.73% (SOFR + 140 bps), 11/15/27 (144A)	8,038,968
4,156,481	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	4,179,034
2,790,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	2,824,758
4,602,743	Tricolor Auto Securitization Trust, Series 2024-1A, Class A, 6.61%, 10/15/27 (144A)	4,632,090
3,750,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	3,800,916
2,073,539	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27 (144A)	2,086,423
9,264,365	Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28 (144A)	9,287,755
20,000,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94%, 2/15/29 (144A)	20,000,646
5,320,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class C, 5.72%, 10/15/29 (144A)	5,332,194
10,660,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class A, 5.40% (1 Month Term SOFR + 110 bps), 3/17/42 (144A)	10,659,978
1,000,000(a)	Trimaran CAVU, Ltd., Series 2022-2A, Class XR, 5.231% (3 Month Term SOFR + 95 bps), 3/27/38 (144A)	1,000,000
12,000,000(a)	Trinitas CLO VII, Ltd., Series 2017-7A, Class A1R2, 5.37% (3 Month Term SOFR + 106 bps), 1/25/35 (144A)	11,946,360
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2531

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,070,000(a)	Trinitas CLO XI, Ltd., Series 2019-11A, Class X, 5.494% (3 Month Term SOFR + 119 bps), 7/15/34 (144A)	$ 2,069,868
6,000,000(a)	TSTAT, Ltd., Series 2022-1A, Class A2RR, 5.693% (3 Month Term SOFR + 140 bps), 7/20/37 (144A)	5,998,584
8,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class C, 6.839% (3 Month Term SOFR + 260 bps), 10/20/35 (144A)	7,983,016
5,000,000(a)	Twin Brook CLO LLC, Series 2024-2A, Class D, 8.489% (3 Month Term SOFR + 425 bps), 10/20/35 (144A)	4,977,645
3,150,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	3,230,114
9,024,245	Upgrade Receivables Trust, Series 2024-1A, Class A, 5.37%, 2/18/31 (144A)	9,030,704
101,428	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	100,243
292,187	Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	288,143
629,459	Upstart Pass-Through Trust, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	625,528
3,605,381	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34 (144A)	3,615,296
775,695	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	785,600
5,140,000	US Bank NA, Series 2025-SUP1, Class B, 5.582%, 2/25/32 (144A)	5,147,650
940,505	USAA Auto Owner Trust, Series 2023-A, Class A3, 5.58%, 5/15/28 (144A)	946,374
9,340,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 5.723% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	9,333,154
3,323,384	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	3,377,814
4,498,139	Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28 (144A)	4,514,110
4,541,775	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	4,525,392
8,243,295	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	8,234,876
746,430	Veros Auto Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/28 (144A)	748,767
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	3,094,442
2,601,575	Veros Auto Receivables Trust, Series 2024-1, Class A, 6.28%, 11/15/27 (144A)	2,616,645
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,360,553	VFI ABS LLC, Series 2023-1A, Class A, 7.27%, 3/26/29 (144A)	$ 4,391,300
3,679,935(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	3,720,626
997,851(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 5.505% (3 Month Term SOFR + 121 bps), 4/19/31 (144A)	998,375
4,000,000(a)	Voya CLO, Ltd., Series 2019-1A, Class X, 5.649% (3 Month Term SOFR + 120 bps), 10/15/37 (144A)	3,998,844
4,000,000(a)	Voya CLO, Ltd., Series 2024-6A, Class X, 5.426% (3 Month Term SOFR + 110 bps), 1/20/38 (144A)	3,999,612
4,736,842(a)	Wellfleet CLO, Ltd., Series 2022-1A, Class XR, 5.502% (3 Month Term SOFR + 120 bps), 7/15/37 (144A)	4,741,323
942,487	Westgate Resorts LLC, Series 2022-1A, Class A, 1.788%, 8/20/36 (144A)	929,103
1,597,829	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	1,574,160
3,107,791	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	3,175,636
6,876,966	Westgate Resorts LLC, Series 2024-1A, Class C, 7.06%, 1/20/38 (144A)	6,972,723
6,340,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28 (144A)	6,354,784
10,064,755	Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82%, 9/15/27 (144A)	10,073,541
4,198,279(a)	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 5.146% (1 Month Term SOFR + 83 bps), 2/18/39 (144A)	4,204,008
6,212,884	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	5,939,404
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 4.715% (1 Month Term SOFR + 39 bps), 5/25/28	4,140
16,841,131(a)	Woodmont Trust, Series 2023-12A, Class A1R, 5.70% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	16,874,964
145,358(a)	World Omni Select Auto Trust, Series 2023-A, Class A2B, 5.197% (SOFR30A + 85 bps), 3/15/27	145,385
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 6.569% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	6,513,734
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 9.569% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	6,001,302
7,010,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 6.102% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	6,982,927
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2533

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,333,520(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 5.602% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	$ 1,334,020
8,000,000(a)	Zais CLO 16, Ltd., Series 2020-16A, Class A1R2, 5.446% (3 Month Term SOFR + 113 bps), 10/20/34 (144A)	7,949,016
	Total Asset Backed Securities (Cost $1,977,071,893)	$1,975,167,496

	Collateralized Mortgage Obligations—9.8% of Net Assets
13,391(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.892%, 6/25/30	$ 13,411
9,237,431(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 5.34% (SOFR30A + 100 bps), 9/25/31 (144A)	9,241,798
22,884,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 5.89% (SOFR30A + 155 bps), 9/25/31 (144A)	22,962,229
15,964,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 8.04% (SOFR30A + 370 bps), 1/26/32 (144A)	16,370,491
3,000,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 6.49% (SOFR30A + 215 bps), 8/25/34 (144A)	3,008,439
306,354(c)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28%, 3/25/60 (144A)	293,729
10,000,000(c)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class A, 3.00%, 3/25/35 (144A)	9,715,460
2,900,000(c)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	2,638,026
12,172,087(c)	CFMT LLC, Series 2024-HB14, Class A, 3.00%, 6/25/34 (144A)	11,903,423
5,169,038(c)	CFMT LLC, Series 2024-HB15, Class A, 4.00%, 8/25/34 (144A)	5,102,071
6,630,915(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 5.54% (SOFR30A + 120 bps), 2/25/50 (144A)	6,459,943
1,716,237(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 5.69% (SOFR30A + 135 bps), 2/25/50 (144A)	1,663,694
988,136(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.89% (SOFR30A + 155 bps), 2/25/50 (144A)	959,601
13,704,622(a)	Connecticut Avenue Securities Series, Series 2025-R01, Class 1A1, 5.286% (SOFR30A + 95 bps), 1/25/45 (144A)	13,648,981
12,337,652(a)	Connecticut Avenue Securities Series, Series 2025-R01, Class 1M1, 5.436% (SOFR30A + 110 bps), 1/25/45 (144A)	12,310,632
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,029,248(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 6.604% (SOFR30A + 226 bps), 11/25/39 (144A)	$ 5,039,802
2,532,190(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 5.19% (SOFR30A + 85 bps), 12/25/41 (144A)	2,525,860
4,675,355(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 5.34% (SOFR30A + 100 bps), 12/25/41 (144A)	4,666,612
12,531,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 6.24% (SOFR30A + 190 bps), 12/25/41 (144A)	12,638,618
2,186,868(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 5.54% (SOFR30A + 120 bps), 1/25/42 (144A)	2,189,621
19,620,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.34% (SOFR30A + 300 bps), 1/25/42 (144A)	20,010,409
4,849,972(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, 6.34% (SOFR30A + 200 bps), 3/25/42 (144A)	4,895,465
1,813,876(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 6.836% (SOFR30A + 250 bps), 9/25/42 (144A)	1,840,522
6,728,548(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 6.736% (SOFR30A + 240 bps), 12/25/42 (144A)	6,868,667
3,311,050(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.64% (SOFR30A + 230 bps), 1/25/43 (144A)	3,379,307
2,173,145(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 6.84% (SOFR30A + 250 bps), 4/25/43 (144A)	2,201,678
3,210,403(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.04% (SOFR30A + 170 bps), 7/25/43 (144A)	3,219,686
1,061,310(a)	Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, 6.286% (SOFR30A + 195 bps), 9/25/43 (144A)	1,067,341
3,344,433(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 5.39% (SOFR30A + 105 bps), 1/25/44 (144A)	3,337,294
3,236,286(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 5.44% (SOFR30A + 110 bps), 2/25/44 (144A)	3,231,517
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2535

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
9,548,058(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 5.486% (SOFR30A + 115 bps), 3/25/44 (144A)	$ 9,534,092
10,370,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.286% (SOFR30A + 195 bps), 3/25/44 (144A)	10,388,585
24,285,156(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 5.34% (SOFR30A + 100 bps), 5/25/44 (144A)	24,210,151
3,327,971(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, 5.44% (SOFR30A + 110 bps), 5/25/44 (144A)	3,321,788
17,410,802(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 5.34% (SOFR30A + 100 bps), 7/25/44 (144A)	17,367,585
17,465,747(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 5.34% (SOFR30A + 100 bps), 7/25/44 (144A)	17,438,929
10,072,149(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.49% (SOFR30A + 115 bps), 9/25/44 (144A)	10,059,559
3,016,069(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.39% (SOFR30A + 105 bps), 9/25/44 (144A)	3,009,752
2,908,154(a)	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, 5.336% (SOFR30A + 100 bps), 2/25/45 (144A)	2,905,359
7,426,115(a)	Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, 5.486% (SOFR30A + 115 bps), 2/25/45 (144A)	7,420,042
2,628,678(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 7.79% (SOFR30A + 345 bps), 4/25/34 (144A)	2,654,554
4,623,493(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 6.34% (SOFR30A + 200 bps), 9/26/33 (144A)	4,639,589
6,770,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.29% (SOFR30A + 395 bps), 9/26/33 (144A)	6,965,239
37,621(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 4.913% (SOFR30A + 56 bps), 12/15/28	37,482
21,184(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 4.813% (SOFR30A + 46 bps), 2/15/29	21,123
23,266(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 5.063% (SOFR30A + 71 bps), 4/15/28	23,267
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
14,034(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 5.413% (SOFR30A + 106 bps), 10/15/31	$ 13,524
14,086(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 5.063% (SOFR30A + 71 bps), 11/15/31	14,060
33,756(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 5.063% (SOFR30A + 71 bps), 6/15/31	33,697
36,529(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 5.163% (SOFR30A + 81 bps), 3/15/32	36,579
77,698(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 5.463% (SOFR30A + 111 bps), 3/15/32	78,304
106,903(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 5.463% (SOFR30A + 111 bps), 3/15/32	107,819
65,646(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 5.463% (SOFR30A + 111 bps), 3/15/32	66,158
25,106(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 5.063% (SOFR30A + 71 bps), 9/15/32	25,016
22,354(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 4.813% (SOFR30A + 46 bps), 12/15/32	22,224
126,647(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 4.863% (SOFR30A + 51 bps), 1/15/33	126,095
83,392(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 4.863% (SOFR30A + 51 bps), 2/15/33	82,899
34,989(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 5.013% (SOFR30A + 66 bps), 2/15/33	34,823
2,950(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 4.963% (SOFR30A + 61 bps), 12/15/32	2,931
45,150(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 5.967% (SOFR30A + 161 bps), 5/15/33	46,074
61,149(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 4.863% (SOFR30A + 51 bps), 6/15/33	60,842
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2537

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
29,426(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 5.463% (SOFR30A + 111 bps), 11/15/33	$ 29,759
32,568(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 4.713% (SOFR30A + 36 bps), 1/15/35	32,371
141,085(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 4.803% (SOFR30A + 45 bps), 5/15/35	139,670
14,308(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 4.713% (SOFR30A + 36 bps), 8/15/35	14,268
27,201(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 4.713% (SOFR30A + 36 bps), 8/15/35	27,032
27,363(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 4.813% (SOFR30A + 46 bps), 11/15/35	27,082
14,178(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 4.763% (SOFR30A + 41 bps), 1/15/36	14,019
56,984(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 4.813% (SOFR30A + 46 bps), 2/15/36	56,472
114,784(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 4.763% (SOFR30A + 41 bps), 2/15/36	113,615
45,420(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 4.763% (SOFR30A + 41 bps), 3/15/36	45,041
27,718(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 4.763% (SOFR30A + 41 bps), 4/15/36	27,486
81,240(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 4.883% (SOFR30A + 53 bps), 6/15/36	80,524
226,191(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 4.773% (SOFR30A + 42 bps), 6/15/36	224,196
134,024(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 4.963% (SOFR30A + 61 bps), 7/15/36	133,483
10,677(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 4.863% (SOFR30A + 51 bps), 7/15/36	10,622
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
102,627(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 4.883% (SOFR30A + 53 bps), 9/15/36	$ 101,707
34,473(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 4.863% (SOFR30A + 51 bps), 9/15/36	34,153
108,807(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 4.813% (SOFR30A + 46 bps), 11/15/36	107,927
54,267(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 4.813% (SOFR30A + 46 bps), 11/15/36	53,836
92,290(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 4.713% (SOFR30A + 36 bps), 8/15/36	91,047
159,216(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 4.763% (SOFR30A + 41 bps), 1/15/37	156,344
74,101(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 4.703% (SOFR30A + 35 bps), 7/15/34	73,051
7,690(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 4.803% (SOFR30A + 45 bps), 5/15/37	7,614
225,115(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 5.043% (SOFR30A + 69 bps), 10/15/37	224,239
23,577(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 5.083% (SOFR30A + 73 bps), 10/15/37	23,554
84,316(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 5.713% (SOFR30A + 136 bps), 5/15/37	85,468
142,164(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 5.163% (SOFR30A + 81 bps), 12/15/39	142,298
30,827(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 4.813% (SOFR30A + 46 bps), 7/15/40	30,712
11,045(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 4.813% (SOFR30A + 46 bps), 5/15/41	10,958
1,677(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 4.663% (SOFR30A + 31 bps), 8/15/26	1,677
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2539

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
17,828(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 4.813% (SOFR30A + 46 bps), 12/15/41	$ 17,712
2,801,306(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	2,721,132
2,452,995(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,390,341
3,201,006(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 5.99% (SOFR30A + 165 bps), 1/25/34 (144A)	3,207,024
3,180,827(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 5.84% (SOFR30A + 150 bps), 10/25/41 (144A)	3,181,813
3,449,939(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 5.19% (SOFR30A + 85 bps), 11/25/41 (144A)	3,445,395
6,190,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M2, 6.14% (SOFR30A + 180 bps), 11/25/41 (144A)	6,216,902
4,700,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.44% (SOFR30A + 210 bps), 9/25/41 (144A)	4,726,461
22,448,417(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.29% (SOFR30A + 95 bps), 12/25/41 (144A)	22,370,040
18,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.84% (SOFR30A + 250 bps), 1/25/42 (144A)	19,099,735
1,128,263(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 6.49% (SOFR30A + 215 bps), 9/25/42 (144A)	1,137,993
2,207,524(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class M1A, 6.44% (SOFR30A + 210 bps), 3/25/42 (144A)	2,221,980
2,077,940(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 6.64% (SOFR30A + 230 bps), 8/25/42 (144A)	2,115,562
6,771,233(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA1, Class M1A, 6.436% (SOFR30A + 210 bps), 3/25/43 (144A)	6,859,415
1,740,268(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 6.34% (SOFR30A + 200 bps), 5/25/43 (144A)	1,753,963
The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,392,527(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 6.34% (SOFR30A + 200 bps), 6/25/43 (144A)	$ 3,407,386
2,801,797(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA1, Class M1, 5.69% (SOFR30A + 135 bps), 2/25/44 (144A)	2,801,901
8,712,473(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class A1, 5.59% (SOFR30A + 125 bps), 5/25/44 (144A)	8,717,174
13,111,771(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class M1, 5.54% (SOFR30A + 120 bps), 5/25/44 (144A)	13,107,263
20,547,575(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.39% (SOFR30A + 105 bps), 10/25/44 (144A)	20,526,863
3,167,183(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.34% (SOFR30A + 100 bps), 10/25/44 (144A)	3,160,593
17,876,190(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA1, Class A1, 5.59% (SOFR30A + 125 bps), 3/25/44 (144A)	17,876,190
16,884,083(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class A1, 5.59% (SOFR30A + 125 bps), 8/25/44 (144A)	16,899,954
7,160,149(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M1, 5.54% (SOFR30A + 120 bps), 8/25/44 (144A)	7,145,637
16,166,445(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class A1, 5.29% (SOFR30A + 95 bps), 1/25/45 (144A)	16,128,010
15,921,953(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-DNA1, Class M1, 5.39% (SOFR30A + 105 bps), 1/25/45 (144A)	15,875,896
14,642,750(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class A1, 5.29% (SOFR30A + 95 bps), 2/25/45 (144A)	14,597,065
24,724,437(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M1, 5.49% (SOFR30A + 115 bps), 2/25/45 (144A)	24,684,398
53,507(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 4.863% (SOFR30A + 51 bps), 5/15/36	53,026
51,046(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F29, 4.713% (SOFR30A + 36 bps), 8/15/36	50,588
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2541

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
220,672(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 4.763% (SOFR30A + 41 bps), 8/15/36	$ 218,984
61,131(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 4.813% (SOFR30A + 46 bps), 12/15/36	60,550
4,816,596(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2B, 7.104% (SOFR30A + 276 bps), 12/25/29	4,930,237
1,750,344(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 6.904% (SOFR30A + 256 bps), 12/25/42	1,769,778
7,265,334(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 7.304% (SOFR30A + 296 bps), 11/25/29	7,474,472
2,309,674(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 2M2C, 7.254% (SOFR30A + 291 bps), 2/25/30	2,379,027
3,780,348(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 7.004% (SOFR30A + 266 bps), 12/25/30	3,873,844
1,625(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 4.962% (SOFR30A + 61 bps), 7/18/27	1,614
15,169(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 5.004% (SOFR30A + 66 bps), 12/25/30	15,122
53,469(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 5.054% (SOFR30A + 71 bps), 7/25/31	53,370
18,228(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 4.954% (SOFR30A + 61 bps), 8/25/31	18,169
110,495(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 5.054% (SOFR30A + 71 bps), 11/25/31	110,291
48,618(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 5.054% (SOFR30A + 71 bps), 11/25/31	48,617
32,147(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 5.054% (SOFR30A + 71 bps), 7/25/31	32,058
54,474(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 5.354% (SOFR30A + 101 bps), 12/25/31	54,699
The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
18,271(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 5.112% (SOFR30A + 76 bps), 1/18/32	$ 18,258
41,739(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 5.154% (SOFR30A + 81 bps), 1/25/32	41,815
83,104(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 5.354% (SOFR30A + 101 bps), 3/25/32	83,378
47,204(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 4.962% (SOFR30A + 61 bps), 5/18/32	47,155
60,973(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 5.454% (SOFR30A + 111 bps), 7/25/32	61,512
22,845(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 5.054% (SOFR30A + 71 bps), 8/25/32	22,839
42,909(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 5.054% (SOFR30A + 71 bps), 12/25/32	42,926
30,546(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 4.954% (SOFR30A + 61 bps), 12/25/32	30,472
40,637(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 4.954% (SOFR30A + 61 bps), 9/25/32	40,464
21,351(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 5.104% (SOFR30A + 76 bps), 4/25/30	21,371
43,389(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 4.954% (SOFR30A + 61 bps), 1/25/33	43,293
74,204(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 4.954% (SOFR30A + 61 bps), 11/25/33	74,019
113,431(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 4.954% (SOFR30A + 61 bps), 4/25/33	113,148
43,856(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 4.954% (SOFR30A + 61 bps), 5/25/33	43,596
35,417(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 5.204% (SOFR30A + 86 bps), 2/25/33	35,509
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2543

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
27,863(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 4.804% (SOFR30A + 46 bps), 2/25/33	$ 27,801
78,643(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 4.854% (SOFR30A + 51 bps), 7/25/34	78,318
19,633(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 4.904% (SOFR30A + 56 bps), 7/25/34	19,581
73,700(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 4.754% (SOFR30A + 41 bps), 10/25/35	73,128
68,773(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 4.764% (SOFR30A + 42 bps), 2/25/35	68,371
48,916(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.774% (SOFR30A + 43 bps), 11/25/36	48,405
12,493(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 4.754% (SOFR30A + 41 bps), 3/25/36	12,357
21,778(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 4.694% (SOFR30A + 35 bps), 12/25/36	21,487
56,526(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 4.764% (SOFR30A + 42 bps), 5/25/36	55,915
90,321(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 4.904% (SOFR30A + 56 bps), 6/25/36	89,758
32,976(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 4.744% (SOFR30A + 40 bps), 7/25/36	32,737
6,875(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 5.004% (SOFR30A + 66 bps), 8/25/36	6,822
19,632(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.024% (SOFR30A + 68 bps), 9/25/36	19,588
18,572(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 5.004% (SOFR30A + 66 bps), 10/25/37	18,474
27,213(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 5.454% (SOFR30A + 111 bps), 3/25/37	27,582
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
26,474(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 5.074% (SOFR30A + 73 bps), 12/25/37	$ 26,339
37,437(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 4.704% (SOFR30A + 36 bps), 3/25/37	36,733
182,542(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 4.704% (SOFR30A + 36 bps), 2/25/37	179,113
27,088(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 4.854% (SOFR30A + 51 bps), 5/25/37	26,790
110,066(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 4.694% (SOFR30A + 35 bps), 6/25/37	108,618
9,221(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 4.684% (SOFR30A + 34 bps), 6/25/37	9,138
31,767(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 4.704% (SOFR30A + 36 bps), 6/25/37	31,410
15,104(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 4.854% (SOFR30A + 51 bps), 7/25/37	15,057
65,476(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 4.654% (SOFR30A + 31 bps), 2/25/37	64,459
104,530(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 4.954% (SOFR30A + 61 bps), 9/25/37	102,853
134,297(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 5.054% (SOFR30A + 71 bps), 10/25/37	133,883
43,164(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.024% (SOFR30A + 68 bps), 9/25/37	42,876
25,459(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.004% (SOFR30A + 66 bps), 9/25/37	25,266
13,211(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 4.904% (SOFR30A + 56 bps), 6/25/37	13,136
15,067(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 5.154% (SOFR30A + 81 bps), 2/25/38	15,069
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2545

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
72,662(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 5.674% (SOFR30A + 133 bps), 10/25/38	$ 74,038
43,771(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 5.004% (SOFR30A + 66 bps), 1/25/40	43,648
19,195(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 5.054% (SOFR30A + 71 bps), 5/25/40	19,119
77,369(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 4.954% (SOFR30A + 61 bps), 5/25/40	77,012
71,556(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 4.954% (SOFR30A + 61 bps), 4/25/42	70,893
746,764(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 4.804% (SOFR30A + 46 bps), 9/25/42	742,549
234,371(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 4.674% (SOFR30A + 33 bps), 3/25/45	232,223
21,997(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.643%, 4/25/45	21,558
23,984(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 5.099%, 6/25/45	24,427
213,238(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 4.714% (SOFR30A + 37 bps), 11/25/46	211,345
3,569(a)	Government National Mortgage Association, Series 2003-7, Class FB, 4.634% (1 Month Term SOFR + 31 bps), 1/16/33	3,558
159,110(a)	Government National Mortgage Association, Series 2005-16, Class FA, 4.684% (1 Month Term SOFR + 36 bps), 2/20/35	158,077
161,709(a)	Government National Mortgage Association, Series 2005-3, Class FC, 4.684% (1 Month Term SOFR + 36 bps), 1/16/35	161,016
59,691(a)	Government National Mortgage Association, Series 2008-69, Class FA, 4.934% (1 Month Term SOFR + 61 bps), 8/20/38	59,683
59,009(a)	Government National Mortgage Association, Series 2009-66, Class UF, 5.434% (1 Month Term SOFR + 111 bps), 8/16/39	59,504
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
41,331(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 5.114% (1 Month Term SOFR + 79 bps), 10/16/39	$ 41,376
9,012,273(c)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	9,016,702
20,659,399(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.94% (SOFR30A + 160 bps), 8/25/54 (144A)	20,614,973
11,312,000(c)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	11,311,904
4,535,445(a)	Home Re, Ltd., Series 2021-1, Class M2, 7.304% (SOFR30A + 296 bps), 7/25/33 (144A)	4,566,264
1,894,146(a)	Home Re, Ltd., Series 2023-1, Class M1A, 6.49% (SOFR30A + 215 bps), 10/25/33 (144A)	1,896,367
3,132,099	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	2,987,239
1,717,974(c)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 6.54%, 9/25/44 (144A)	1,694,341
5,566,714(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.185% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	5,457,242
912,296(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 5.185% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	879,873
6,265,609(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 5.771%, 4/25/46 (144A)	6,117,603
5,926,161(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 5.771%, 4/25/46 (144A)	5,763,813
532,813(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.935% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	520,766
1,228,129(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 4.952%, 5/25/33 (144A)	1,209,477
1,144,811(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 4.952%, 5/25/33 (144A)	1,126,105
882,548(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 4.952%, 5/25/33 (144A)	861,906
75,997(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 5.713%, 12/25/44 (144A)	74,726
2,776,095(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 5.785% (1 Month Term SOFR + 146 bps), 4/25/47 (144A)	2,741,535
4,982,933(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M1, 5.64% (SOFR30A + 130 bps), 3/25/51 (144A)	4,885,935
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2547

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,490,000(e)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	$ 4,543,839
2,752(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.375%, 1/25/29	2,710
257,874(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 5.075% (1 Month Term SOFR + 75 bps), 1/25/29	225,744
79,830(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 5.402% (6 Month Term SOFR + 97 bps), 5/25/29	78,672
7,164(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 5.70% (6 Month Term SOFR + 143 bps), 7/25/29	7,102
15,515(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 6.29%, 9/25/29	15,010
1,390,000(e)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	1,400,908
2,564,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 5.887%, 6/25/44 (144A)	2,475,363
5,294,833(a)	New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 5.935% (1 Month Term SOFR + 161 bps), 6/25/57 (144A)	5,353,694
3,278,730(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 7.24% (SOFR30A + 290 bps), 4/25/34 (144A)	3,316,189
2,115,055	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00%, 2/25/37 (144A)	2,053,874
2,300,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M1, 3.00%, 2/25/37 (144A)	2,161,189
1,020,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	948,206
4,949,355(c)	Onity Loan Investment Trust, Series 2024-HB2, Class A, 5.00%, 8/25/37 (144A)	4,934,953
3,313,283(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 7.04% (SOFR30A + 270 bps), 12/27/33 (144A)	3,327,235
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 7.49% (SOFR30A + 315 bps), 12/27/33 (144A)	1,810,827
8,176,775(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.04% (SOFR30A + 370 bps), 11/25/31 (144A)	8,326,542
6,217,547(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.04% (SOFR30A + 270 bps), 7/25/33 (144A)	6,259,308
4,940,480(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.34% (SOFR30A + 200 bps), 9/25/34 (144A)	4,947,755
85,492(a)	Radnor RE, Ltd., Series 2022-1, Class M1A, 8.09% (SOFR30A + 375 bps), 9/25/32 (144A)	85,665
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
773,999(a)	RESI Finance LP, Series 2003-CB1, Class B3, 5.886% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	$ 632,651
6,088,349(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	6,132,268
5,086,321(a)	STACR Trust, Series 2018-HRP1, Class B1, 8.204% (SOFR30A + 386 bps), 4/25/43 (144A)	5,237,309
871,067(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 5.435% (1 Month Term SOFR + 111 bps), 10/25/48 (144A)	873,291
2,102,793	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	2,044,804
8,127,897(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	8,175,803
6,966,587(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 7.24% (SOFR30A + 290 bps), 2/25/34 (144A)	7,018,843
11,575,880(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.74% (SOFR30A + 340 bps), 11/25/33 (144A)	11,739,608
	Total Collateralized Mortgage Obligations (Cost $762,539,761)	$763,817,915

	Commercial Mortgage-Backed Securities—9.4% of Net Assets
12,460,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.622% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 12,445,621
10,673,101(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 5.504% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	10,671,863
34,435,496(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.784% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	34,439,800
9,497,344(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 5.799% (SOFR30A + 145 bps), 1/15/37 (144A)	9,497,297
1,201,545(a)	AREIT Trust, Series 2021-CRE5, Class A, 5.514% (1 Month Term SOFR + 119 bps), 11/17/38 (144A)	1,201,513
15,530,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.006% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	15,538,433
35,350,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.707% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	35,277,815
14,030,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 6.32% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	14,030,000
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2549

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
99,565,000(c)(f)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class XCP, 1.386%, 5/15/39 (144A)	$ 167,349
1,422,480(a)	BDS LLC, Series 2022-FL11, Class ATS, 6.117% (1 Month Term SOFR + 180 bps), 3/19/39 (144A)	1,421,805
4,530,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.893% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	4,540,559
10,910,000(a)	BDS LLC, Series 2025-FL14, Class A, 5.582% (1 Month Term SOFR + 128 bps), 10/21/42 (144A)	10,890,558
9,920,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.957% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	9,910,725
1,234,297(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 5.849% (SOFR30A + 150 bps), 2/15/37 (144A)	1,234,516
10,993,668(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.704% (1 Month Term SOFR + 139 bps), 12/15/38 (144A)	10,952,441
3,500,000(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 5.83% (1 Month Term SOFR + 151 bps), 10/15/38 (144A)	3,482,500
13,600,000(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.01% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	13,600,000
12,960,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, 5.643% (1 Month Term SOFR + 132 bps), 1/15/42 (144A)	12,911,355
5,080,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.71% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	5,064,125
7,983,000(a)	BX Trust, Series 2021-ARIA, Class F, 7.027% (1 Month Term SOFR + 271 bps), 10/15/36 (144A)	7,893,191
11,288,837(a)	BXMT, Ltd., Series 2020-FL2, Class A, 5.584% (1 Month Term SOFR + 101 bps), 2/15/38 (144A)	11,236,705
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 5.467% (1 Month Term SOFR + 115 bps), 11/15/34 (144A)	7,313,350
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 5.584% (1 Month Term SOFR + 126 bps), 6/15/31 (144A)	2,082,949
7,500,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 6.157% (1 Month Term SOFR + 184 bps), 11/15/38 (144A)	7,245,039
14,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.16% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	13,956,125
6,929,203(a)	Extended Stay America Trust, Series 2021-ESH, Class E, 7.283% (1 Month Term SOFR + 296 bps), 7/15/38 (144A)	6,916,211
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
602,037(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.34% (SOFR30A + 200 bps), 1/25/51 (144A)	$ 599,632
14,090,631(a)	FS Rialto, Series 2021-FL3, Class A, 5.684% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	14,066,498
4,191,441(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 6.245% (SOFR30A + 190 bps), 1/19/39 (144A)	4,186,210
23,030,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.947% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	22,979,081
13,250,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.685% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	13,204,482
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 5.517% (1 Month Term SOFR + 120 bps), 7/15/31 (144A)	6,701,320
9,381,303(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.69% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	9,343,981
4,618,142(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.09% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	4,435,642
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 7.984% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	1,074,069
4,317,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, 5.39% (1 Month Term SOFR + 106 bps), 12/15/36 (144A)	4,282,059
10,190,000(a)	HIH Trust, Series 2024-61P, Class A, 6.161% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	10,234,609
3,980,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.86% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	3,977,512
5,470,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.26% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	5,458,034
1,000,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088%, 5/10/39 (144A)	1,020,100
4,515,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	4,616,716
3,460,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.161% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	3,458,917
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2551

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,041,455(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class D, 6.027% (1 Month Term SOFR + 171 bps), 7/15/36 (144A)	$ 3,010,562
5,700,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 6.527% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	5,468,048
6,788,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class A, 5.699% (1 Month Term SOFR + 138 bps), 11/15/38 (144A)	6,762,545
5,760,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.099% (1 Month Term SOFR + 178 bps), 11/15/38 (144A)	5,731,200
2,200,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class B, 5.797%, 10/5/39 (144A)	2,211,606
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 6.211% (1 Month Term SOFR + 189 bps), 7/5/33 (144A)	3,398,912
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 6.534% (1 Month Term SOFR + 221 bps), 9/15/29 (144A)	3,114,001
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 6.054% (1 Month Term SOFR + 173 bps), 10/15/33 (144A)	6,635,909
1,474,955	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.611%, 5/15/48	1,471,698
26,512,311(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.767% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	26,497,517
5,240,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.704% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	5,229,520
3,525,992(a)	LoanCore Issuer, Ltd., Series 2021-CRE5, Class A, 5.734% (1 Month Term SOFR + 141 bps), 7/15/36 (144A)	3,524,419
1,427,362(a)	LoanCore Issuer, Ltd., Series 2021-CRE6, Class A, 5.734% (1 Month Term SOFR + 141 bps), 11/15/38 (144A)	1,425,400
15,128,329(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 5.899% (SOFR30A + 155 bps), 1/17/37 (144A)	15,071,612
4,080,000(a)	MCR Mortgage Trust, Series 2024-HF1, Class A, 6.112% (1 Month Term SOFR + 179 bps), 12/15/41 (144A)	4,090,208
5,581,835(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 6.728% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	5,597,526
The accompanying notes are an integral part of these financial statements.
52Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,330,000	MCR Mortgage Trust, Series 2024-TWA, Class A, 5.924%, 6/12/39 (144A)	$ 4,379,031
18,850,000(a)	MF1, Series 2024-FL16, Class A, 5.857% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	18,872,243
13,801,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.054% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	13,816,333
1,015,860(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 5.284% (1 Month Term SOFR + 96 bps), 7/15/36 (144A)	1,013,705
17,828,000(a)	MF1, Ltd., Series 2021-FL6, Class AS, 5.881% (1 Month Term SOFR + 156 bps), 7/16/36 (144A)	17,779,403
11,458,552(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.511% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	11,443,713
6,378,500(a)	MF1, Ltd., Series 2021-FL7, Class AS, 5.881% (1 Month Term SOFR + 156 bps), 10/16/36 (144A)	6,324,902
24,351,159(a)	MF1, Ltd., Series 2022-FL8, Class A, 5.667% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	24,307,059
13,870,000(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.004% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	13,871,997
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 5.867% (1 Month Term SOFR + 155 bps), 11/15/34 (144A)	8,367,794
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 5.617% (1 Month Term SOFR + 130 bps), 8/15/33 (144A)	5,288,447
3,490,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.199% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	3,177,148
2,761,005(a)	PFP, Ltd., Series 2024-11, Class A, 6.154% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	2,765,183
2,527,129(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 5.635% (1 Month Term SOFR + 131 bps), 11/25/36 (144A)	2,524,258
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.385% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	4,823,201
3,021,915(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, 6.694% (1 Month Term SOFR + 237 bps), 10/25/39 (144A)	3,030,016
18,840,000(a)	SHR Trust, Series 2024-LXRY, Class A, 6.269% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	18,839,993
19,750,000(a)(d)	SKY Trust, Series 2025-LINE, Class A, 6.915% (1 Month Term SOFR + 259 bps), 4/15/30 (144A)	19,699,799
4,253,689(a)	STWD, Ltd., Series 2022-FL3, Class A, 5.699% (SOFR30A + 135 bps), 11/15/38 (144A)	4,238,184
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2553

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,804,016(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	$ 5,917,023
4,150,000(c)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	4,232,917
9,992,093(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.969% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	9,992,023
13,500,000(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class AS, 6.469% (1 Month Term SOFR + 215 bps), 2/15/39 (144A)	13,480,962
18,650,000(a)	TRTX Issuer, Ltd., Series 2025-FL6, Class A, 5.867% (1 Month Term SOFR + 154 bps), 9/18/42 (144A)	18,615,082
6,000,000(a)	TX Trust, Series 2024-HOU, Class A, 5.911% (1 Month Term SOFR + 159 bps), 6/15/39 (144A)	5,988,831
1,835,291(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	1,837,950
4,085,175(c)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	4,120,536
3,597,277(c)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	3,636,351
8,725,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 5.69% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	6,167,207
8,715,248(a)(g)	XCALI Mortgage Trust, Series 2019-1, Class A, 8.187% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	610,067
1,639,376(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 7.693% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	1,644,878
	Total Commercial Mortgage-Backed Securities (Cost $752,183,443)	$733,607,626

	Corporate Bonds — 33.4% of Net Assets
	Aerospace & Defense — 0.1%
8,431,000(a)	General Electric Co., 4.945% (3 Month Term SOFR + 64 bps), 5/5/26	$ 8,460,001
	Total Aerospace & Defense	$8,460,001

	Agriculture — 0.4%
1,436,000	Altria Group, Inc., 4.40%, 2/14/26	$ 1,434,312
4,000,000	BAT International Finance Plc, 3.95%, 6/15/25 (144A)	3,990,167
The accompanying notes are an integral part of these financial statements.
54Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Agriculture — (continued)
15,080,000(a)	Cargill, Inc., 4.969% (SOFR + 61 bps), 2/11/28 (144A)	$ 15,140,320
10,698,000	Reynolds American, Inc., 4.45%, 6/12/25	10,684,192
	Total Agriculture	$31,248,991

	Airlines — 0.4%
17,000,000	Delta Air Lines, Inc., 7.375%, 1/15/26	$ 17,296,417
3,253,986	United Airlines Pass-Through Trust, 4.30%, 8/15/25	3,240,535
3,072,000	United Airlines Pass-Through Trust, 4.875%, 1/15/26	3,066,446
5,057,461	US Airways Pass-Through Trust, 3.95%, 11/15/25	5,022,913
	Total Airlines	$28,626,311

	Auto Manufacturers — 3.1%
8,000,000(a)	American Honda Finance Corp., 4.808% (SOFR + 45 bps), 6/13/25	$ 8,005,120
16,000,000(a)	American Honda Finance Corp., 4.909% (SOFR + 55 bps), 5/11/26	16,007,832
15,670,000(a)	American Honda Finance Corp., 5.128% (SOFR + 77 bps), 3/12/27	15,682,222
13,250,000(a)	BMW US Capital LLC, 4.905% (SOFR + 55 bps), 4/2/26 (144A)	13,237,015
7,900,000(a)	BMW US Capital LLC, 5.141% (SOFR + 78 bps), 3/19/27 (144A)	7,887,139
11,890,000(a)	BMW US Capital LLC, 5.278% (SOFR + 92 bps), 8/13/27 (144A)	11,889,967
10,220,000	Daimler Truck Finance North America LLC, 3.50%, 4/7/25 (144A)	10,217,983
10,000,000(a)	Daimler Truck Finance North America LLC, 5.196% (SOFR + 84 bps), 1/13/28 (144A)	9,972,116
6,400,000(a)	Daimler Truck Finance North America LLC, 5.32% (SOFR + 96 bps), 9/25/27 (144A)	6,405,089
14,060,000(a)	General Motors Financial Co., Inc., 5.405% (SOFR + 105 bps), 7/15/27	14,053,195
15,400,000(a)	General Motors Financial Co., Inc., 5.539% (SOFR + 117 bps), 4/4/28	15,376,530
10,200,000(a)	General Motors Financial Co., Inc., 5.709% (SOFR + 135 bps), 5/8/27	10,240,703
12,570,000(a)	Hyundai Capital America, 5.392% (SOFR + 103 bps), 9/24/27 (144A)	12,564,744
5,650,000(a)	Hyundai Capital America, 5.402% (SOFR + 104 bps), 6/24/27 (144A)	5,658,939
8,090,000(a)	Hyundai Capital America, 5.848% (SOFR + 150 bps), 1/8/27 (144A)	8,176,462
9,500,000	Hyundai Capital America, 6.00%, 7/11/25 (144A)	9,526,625
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2555

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
13,710,000(a)	Toyota Motor Credit Corp., 4.803% (SOFR + 45 bps), 4/10/26	$ 13,708,634
10,850,000(a)	Toyota Motor Credit Corp., 4.809% (SOFR + 45 bps), 5/15/26	10,856,076
8,000,000(a)	Toyota Motor Credit Corp., 5.009% (SOFR + 65 bps), 9/11/25	8,009,758
10,500,000(a)	Toyota Motor Credit Corp., 5.011% (SOFR + 65 bps), 3/19/27	10,535,332
11,500,000	Volkswagen Group of America Finance LLC, 4.625%, 11/13/25 (144A)	11,476,598
9,000,000(a)	Volkswagen Group of America Finance LLC, 5.288% (SOFR + 93 bps), 9/12/25 (144A)	9,013,952
4,550,000(a)	Volkswagen Group of America Finance LLC, 5.418% (SOFR + 106 bps), 8/14/26 (144A)	4,561,357
	Total Auto Manufacturers	$243,063,388

	Banks — 16.7%
23,300,000(a)	ABN AMRO Bank NV, 6.14% (SOFR + 178 bps), 9/18/27 (144A)	$ 23,683,728
6,765,000(a)	Australia & New Zealand Banking Group, Ltd., 4.995% (SOFR + 64 bps), 10/3/25 (144A)	6,782,522
14,800,000(a)	Banco Santander S.A., 5.473% (SOFR + 112 bps), 7/15/28	14,873,882
12,000,000(a)	Banco Santander S.A., 5.739% (SOFR + 138 bps), 3/14/28	12,098,893
10,417,000	Bank of America Corp., 4.45%, 3/3/26	10,400,116
14,080,000(a)	Bank of America Corp., 5.191% (SOFR + 83 bps), 1/24/29	14,092,812
3,428,000(a)	Bank of America Corp., 5.331% (SOFR + 97 bps), 7/22/27	3,445,623
8,300,000(a)	Bank of America Corp., 5.411% (SOFR + 105 bps), 2/4/28	8,376,684
18,980,000(a)	Bank of America Corp., 5.71% (SOFR + 135 bps), 9/15/27	19,226,360
15,450,000(a)	Bank of America NA, 5.379% (SOFR + 102 bps), 8/18/26	15,564,160
8,100,000(a)	Bank of Montreal, 4.978% (SOFR + 62 bps), 9/15/26	8,114,037
19,380,000(a)	Bank of Montreal, 5.221% (SOFR + 86 bps), 1/27/29	19,381,923
7,500,000(a)	Bank of Montreal, 5.688% (SOFR + 133 bps), 6/5/26	7,577,258
9,910,000(c)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	9,916,491
17,665,000(a)	Bank of New York Mellon Corp., 5.187% (SOFR + 83 bps), 7/21/28	17,797,122
11,130,000(a)	Bank of Nova Scotia, 5.14% (SOFR + 78 bps), 6/4/27	11,164,562
The accompanying notes are an integral part of these financial statements.
56Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
14,460,000(a)	Bank of Nova Scotia, 5.254% (SOFR + 89 bps), 2/14/29	$ 14,460,656
8,700,000(a)	Banque Federative du Credit Mutuel S.A., 5.429% (SOFR + 107 bps), 2/16/28 (144A)	8,757,848
9,000,000(a)	Banque Federative du Credit Mutuel S.A., 5.49% (SOFR + 113 bps), 1/23/27 (144A)	9,075,309
7,000,000(a)	Banque Federative du Credit Mutuel S.A., 5.754% (SOFR + 140 bps), 7/13/26 (144A)	7,075,809
15,500,000(a)	Barclays Plc, 5.848% (SOFR + 149 bps), 3/12/28	15,707,521
12,316,000(a)	Barclays Plc, 6.238% (SOFR + 188 bps), 9/13/27	12,533,072
16,060,000(a)	BPCE S.A., 6.337% (SOFR + 198 bps), 10/19/27 (144A)	16,365,769
17,830,000(a)	Canadian Imperial Bank of Commerce, 5.074% (SOFR + 72 bps), 1/13/28	17,817,804
6,900,000(a)	Canadian Imperial Bank of Commerce, 5.289% (SOFR + 93 bps), 9/11/27	6,941,961
17,160,000(a)	Canadian Imperial Bank of Commerce, 5.304% (SOFR + 94 bps), 6/28/27	17,248,916
9,090,000(a)	Citibank NA, 4.951% (SOFR + 59 bps), 4/30/26	9,123,869
9,239,000(a)	Citibank NA, 5.169% (SOFR + 81 bps), 9/29/25	9,258,116
12,450,000(a)	Citibank NA, 5.42% (SOFR + 106 bps), 12/4/26	12,557,107
3,760,000(a)	Citigroup, Inc., 5.128% (SOFR + 77 bps), 6/9/27	3,767,985
21,300,000(a)	Citigroup, Inc., 5.228% (SOFR + 87 bps), 3/4/29	21,305,751
10,430,000(a)	Commonwealth Bank of Australia, 4.998% (SOFR + 64 bps), 3/14/28 (144A)	10,441,890
17,630,000(a)	Cooperatieve Rabobank UA, 4.957% (SOFR + 60 bps), 1/21/28	17,676,405
15,790,000(a)	Cooperatieve Rabobank UA, 5.251% (SOFR + 90 bps), 10/5/26	15,879,845
12,036,000	Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27 (144A)	12,028,929
23,280,000(a)	Federation des Caisses Desjardins du Quebec, 4.991% (SOFR + 63 bps), 1/27/27 (144A)	23,283,937
8,180,000(a)	Fifth Third Bank NA, 5.171% (SOFR + 81 bps), 1/28/28	8,210,176
13,020,000(a)	Goldman Sachs Bank USA, 5.13% (SOFR + 77 bps), 3/18/27	13,044,138
7,480,000(a)	Goldman Sachs Bank USA/New York NY, 5.109% (SOFR + 75 bps), 5/21/27	7,502,195
1,576,000(a)	Goldman Sachs Group, Inc., 5.148% (SOFR + 79 bps), 12/9/26	1,578,734
7,084,000(a)	Goldman Sachs Group, Inc., 5.168% (SOFR + 81 bps), 3/9/27	7,103,229
4,100,000(a)	Goldman Sachs Group, Inc., 5.178% (SOFR + 82 bps), 9/10/27	4,107,620
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2557

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
3,174,000(a)	Goldman Sachs Group, Inc., 5.277% (SOFR + 92 bps), 10/21/27	$ 3,183,068
10,500,000(a)	Goldman Sachs Group, Inc., 6.311% (3 Month Term SOFR + 201 bps), 10/28/27	10,709,697
8,700,000(a)	HSBC Holdings Plc, 5.929% (SOFR + 157 bps), 8/14/27	8,813,004
8,309,000(a)	ING Groep NV, 5.374% (SOFR + 101 bps), 4/1/27	8,345,442
20,100,000(a)	ING Groep NV, 5.919% (SOFR + 156 bps), 9/11/27	20,380,176
18,000,000	Intesa Sanpaolo S.p.A., 7.00%, 11/21/25 (144A)	18,228,305
7,015,000(c)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	7,077,600
14,055,000(a)	JPMorgan Chase & Co., 5.126% (SOFR + 77 bps), 9/22/27	14,105,092
17,580,000(a)	JPMorgan Chase & Co., 5.161% (SOFR + 80 bps), 1/24/29	17,604,839
7,780,000(a)	JPMorgan Chase & Co., 5.278% (SOFR + 92 bps), 4/22/28	7,832,321
8,980,000(a)	JPMorgan Chase & Co., 5.56% (SOFR + 120 bps), 1/23/28	9,078,837
8,667,000(a)	JPMorgan Chase & Co., 5.681% (SOFR + 132 bps), 4/26/26	8,675,098
10,000,000(a)	JPMorgan Chase Bank N.A., 5.358% (SOFR + 100 bps), 12/8/26	10,115,065
17,034,000	KeyBank N.A., 4.15%, 8/8/25	16,987,637
9,338,000	KeyCorp, 4.15%, 10/29/25	9,318,768
10,245,000(a)	Lloyds Banking Group Plc, 5.419% (SOFR + 106 bps), 11/26/28	10,266,329
10,000,000(a)	Lloyds Banking Group Plc, 5.92% (SOFR + 156 bps), 8/7/27	10,114,030
13,841,000(a)	Lloyds Banking Group Plc, 5.94% (SOFR + 158 bps), 1/5/28	14,012,779
9,512,000(a)	Mitsubishi UFJ Financial Group, Inc., 5.794% (SOFR + 144 bps), 4/17/26	9,516,378
16,000,000(a)	Mizuho Financial Group, Inc., 5.318% (SOFR + 96 bps), 5/22/26	16,016,585
13,480,000(a)	Morgan Stanley, 5.376% (SOFR + 102 bps), 4/13/28	13,588,298
6,320,000(c)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	6,374,938
15,450,000(a)	Morgan Stanley Bank NA, 5.224% (SOFR + 87 bps), 5/26/28	15,502,544
6,300,000(a)	Morgan Stanley Bank NA, 5.255% (SOFR + 90 bps), 1/12/29	6,324,370
10,240,000(a)	Morgan Stanley Bank NA, 5.436% (SOFR + 108 bps), 1/14/28	10,317,517
The accompanying notes are an integral part of these financial statements.
58Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
12,500,000(a)	Morgan Stanley Bank NA, 5.524% (SOFR + 117 bps), 10/30/26	$ 12,614,695
15,430,000(a)	National Australia Bank, Ltd., 4.961% (SOFR + 60 bps), 10/26/27 (144A)	15,441,110
8,190,000(a)	National Bank of Canada, 5.385% (SOFR + 103 bps), 7/2/27	8,232,102
6,400,000	National Securities Clearing Corp., 5.15%, 5/30/25 (144A)	6,405,099
6,000,000(a)	NatWest Group Plc, 5.608% (SOFR + 125 bps), 3/1/28	6,052,318
13,580,000(a)	NatWest Markets Plc, 5.259% (SOFR + 90 bps), 5/17/27 (144A)	13,627,298
8,100,000(a)	NatWest Markets Plc, 5.311% (SOFR + 95 bps), 3/21/28 (144A)	8,108,173
7,690,000(a)	Nordea Bank Abp, 5.059% (SOFR + 70 bps), 3/17/28 (144A)	7,700,956
13,703,000	PNC Bank NA, 3.875%, 4/10/25	13,700,165
16,520,000(a)	PNC Bank NA, 4.855% (SOFR + 50 bps), 1/15/27	16,540,628
14,600,000(c)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	14,682,722
4,620,000(a)	Royal Bank of Canada, 4.931% (SOFR + 57 bps), 4/27/26	4,630,735
4,800,000(a)	Royal Bank of Canada, 4.951% (SOFR + 59 bps), 11/2/26	4,804,439
20,320,000(a)	Royal Bank of Canada, 5.184% (SOFR + 82 bps), 3/27/28	20,321,036
13,500,000(a)	Royal Bank of Canada, 5.191% (SOFR + 83 bps), 1/24/29	13,485,833
15,280,000(a)	Royal Bank of Canada, 5.307% (SOFR + 95 bps), 1/19/27	15,391,665
4,000,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	4,050,380
17,440,000(a)	Societe Generale S.A., 5.764% (SOFR + 141 bps), 4/13/29 (144A)	17,526,642
17,580,000(a)	Standard Chartered Plc, 5.598% (SOFR + 124 bps), 1/21/29 (144A)	17,718,442
5,380,000(a)	State Street Corp., 5.001% (SOFR + 64 bps), 10/22/27	5,390,768
17,300,000(c)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	17,313,203
8,910,000(a)	Sumitomo Mitsui Financial Group, Inc., 5.652% (SOFR + 130 bps), 7/13/26	9,004,179
5,500,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.338% (SOFR + 98 bps), 9/10/27 (144A)	5,555,104
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2559

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
9,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.478% (SOFR + 112 bps), 3/9/26 (144A)	$ 9,763,714
3,835,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.509% (SOFR + 115 bps), 9/14/26 (144A)	3,870,547
8,500,000(a)	Swedbank AB, 5.261% (SOFR + 91 bps), 4/4/25 (144A)	8,500,864
8,840,000(a)	Swedbank AB, 5.738% (SOFR + 138 bps), 6/15/26 (144A)	8,949,482
26,600,000	Synchrony Bank, 5.40%, 8/22/25	26,635,967
11,667,000(a)	Toronto-Dominion Bank, 4.948% (SOFR + 59 bps), 9/10/26	11,682,580
13,230,000(a)	Toronto-Dominion Bank, 5.081% (SOFR + 73 bps), 4/5/27	13,266,186
8,985,000(a)	Toronto-Dominion Bank, 5.181% (SOFR + 82 bps), 1/31/28	8,992,174
4,000,000(a)	Toronto-Dominion Bank, 5.437% (SOFR + 108 bps), 7/17/26	4,029,320
10,000,000	Truist Bank, 3.30%, 5/15/26	9,857,168
11,000,000(c)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	11,072,112
12,000,000(c)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	12,199,767
18,700,000(a)	UBS AG, 5.289% (SOFR + 93 bps), 9/11/25	18,759,468
14,110,000(a)	UBS Group AG, 5.938% (SOFR + 158 bps), 5/12/26 (144A)	14,127,583
12,000,000(c)	US Bancorp, 5.727% (SOFR + 143 bps), 10/21/26	12,070,113
20,930,000(a)	US Bank NA, 5.048% (SOFR + 69 bps), 10/22/27	20,951,977
7,461,000(c)	Wells Fargo & Co., 3.908% (SOFR + 132 bps), 4/25/26	7,456,006
8,575,000(a)	Wells Fargo & Co., 5.141% (SOFR + 78 bps), 1/24/28	8,599,061
23,010,000(a)	Wells Fargo & Co., 5.428% (SOFR + 107 bps), 4/22/28	23,177,743
9,500,000(a)	Wells Fargo & Co., 5.681% (SOFR + 132 bps), 4/25/26	9,508,066
12,760,000(a)	Wells Fargo Bank NA, 5.419% (SOFR + 106 bps), 8/7/26	12,866,230
	Total Banks	$1,302,473,301

	Commercial Services — 0.5%
12,000,000	Element Fleet Management Corp., 3.85%, 6/15/25 (144A)	$ 11,972,274
22,740,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	23,149,503
	Total Commercial Services	$35,121,777

The accompanying notes are an integral part of these financial statements.
60Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Diversified Financial Services — 3.0%
11,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	$ 11,247,402
17,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	17,049,394
13,500,000	Air Lease Corp., 3.375%, 7/1/25	13,456,469
6,320,000	Air Lease Corp., 5.30%, 6/25/26	6,367,929
13,700,000	Ally Financial, Inc., 7.10%, 11/15/27	14,424,254
10,100,000(c)	American Express Co., 4.99% (SOFR + 100 bps), 5/1/26	10,101,142
10,100,000(c)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	10,227,112
11,800,000(a)	American Express Co., 5.711% (SOFR + 135 bps), 10/30/26	11,863,043
17,000,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	16,901,246
11,700,000(c)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	11,739,651
17,000,000(c)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	17,004,548
15,791,000(a)	Charles Schwab Corp., 5.41% (SOFR + 105 bps), 3/3/27	15,937,888
8,800,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	8,798,961
13,940,000	Jefferies Financial Group, Inc., 5.00%, 2/10/26	13,956,192
13,270,000	Jefferies Financial Group, Inc., 5.03%, 3/16/26	13,298,046
9,130,000(a)	Mizuho Markets Cayman LP, 4.95% (SOFR + 60 bps), 10/6/25 (144A)	9,145,327
11,000,000(a)	Mizuho Markets Cayman LP, 4.959% (SOFR + 60 bps), 11/28/25	11,012,061
23,260,000(a)	Nomura Holdings, Inc., 5.614% (SOFR + 125 bps), 7/2/27	23,459,315
	Total Diversified Financial Services	$235,989,980

	Electric — 1.5%
5,167,000	AEP Texas, Inc., 3.85%, 10/1/25 (144A)	$ 5,134,388
17,018,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	17,115,983
19,000,000	Duke Energy Corp., 5.00%, 12/8/25	19,079,532
8,982,000	Electricite de France S.A., 3.625%, 10/13/25 (144A)	8,920,792
8,760,000(a)	NextEra Energy Capital Holdings, Inc., 5.161% (SOFR + 80 bps), 2/4/28	8,799,809
9,090,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	9,126,994
1,778,000	PPL Capital Funding, Inc., 3.10%, 5/15/26	1,748,742
8,500,000	Vistra Operations Co. LLC, 5.05%, 12/30/26 (144A)	8,524,165
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2561

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
23,150,000	Vistra Operations Co. LLC, 5.125%, 5/13/25 (144A)	$ 23,125,979
12,950,000	WEC Energy Group, Inc., 4.75%, 1/9/26	12,953,974
	Total Electric	$114,530,358

	Electronics — 0.2%
12,336,000	Flex, Ltd., 4.75%, 6/15/25	$ 12,327,021
	Total Electronics	$12,327,021

	Food — 0.0%†
3,800,000	Mondelez International Holdings Netherlands BV, 4.25%, 9/15/25 (144A)	$ 3,791,973
	Total Food	$3,791,973

	Healthcare-Products — 0.2%
17,000,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 17,078,576
	Total Healthcare-Products	$17,078,576

	Healthcare-Services — 0.3%
10,615,000(a)	HCA, Inc., 5.232% (SOFR + 87 bps), 3/1/28	$ 10,676,981
8,531,000	HCA, Inc., 5.25%, 4/15/25	8,531,516
5,408,000	HCA, Inc., 5.25%, 6/15/26	5,423,802
	Total Healthcare-Services	$24,632,299

	Insurance — 2.0%
18,270,000(a)	Athene Global Funding, 5.18% (SOFR + 83 bps), 1/7/27 (144A)	$ 18,306,499
6,000,000(a)	Athene Global Funding, 5.209% (SOFR + 85 bps), 5/8/26 (144A)	6,012,986
4,000,000(a)	Athene Global Funding, 5.573% (SOFR + 121 bps), 3/25/27 (144A)	4,026,000
7,750,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	7,828,402
9,026,000	CNA Financial Corp., 4.50%, 3/1/26	9,014,423
11,455,000	CNO Global Funding, 5.875%, 6/4/27 (144A)	11,749,402
21,200,000(a)	MassMutual Global Funding II, 5.092% (SOFR + 74 bps), 4/9/27 (144A)	21,298,771
3,000,000(a)	MassMutual Global Funding II, 5.13% (SOFR + 77 bps), 1/29/27 (144A)	3,017,390
9,900,000(a)	Metropolitan Life Global Funding I, 5.059% (SOFR + 70 bps), 6/11/27 (144A)	9,935,156
11,000,000(a)	New York Life Global Funding, 4.936% (SOFR + 58 bps), 1/16/26 (144A)	11,028,819
13,600,000(a)	Pacific Life Global Funding II, 4.94% (SOFR + 58 bps), 12/20/27 (144A)	13,583,129
16,200,000(a)	Pacific Life Global Funding II, 5.208% (SOFR + 85 bps), 2/5/27 (144A)	16,287,769
The accompanying notes are an integral part of these financial statements.
62Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Insurance — (continued)
19,300,000(a)	Protective Life Global Funding, 5.053% (SOFR + 70 bps), 4/10/26 (144A)	$ 19,391,695
5,050,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	5,089,861
	Total Insurance	$156,570,302

	Internet — 0.1%
8,439,000	Expedia Group, Inc., 5.00%, 2/15/26	$ 8,450,107
1,597,000	Netflix, Inc., 3.625%, 6/15/25 (144A)	1,592,698
	Total Internet	$10,042,805

	Machinery-Construction & Mining — 0.3%
22,870,000(a)	Caterpillar Financial Services Corp., 4.88% (SOFR + 52 bps), 3/3/28	$ 22,883,333
	Total Machinery-Construction & Mining	$22,883,333

	Machinery-Diversified — 0.2%
1,790,000	CNH Industrial Capital LLC, 3.95%, 5/23/25	$ 1,787,669
14,400,000(a)	John Deere Capital Corp., 5.033% (SOFR + 68 bps), 7/15/27	14,472,000
	Total Machinery-Diversified	$16,259,669

	Mining — 0.3%
13,200,000(a)	Glencore Funding LLC, 5.411% (SOFR + 106 bps), 4/4/27 (144A)	$ 13,276,109
12,350,000(a)	Rio Tinto Finance USA Plc, 5.198% (SOFR + 84 bps), 3/14/28	12,401,623
	Total Mining	$25,677,732

	Oil & Gas — 0.2%
15,360,000(a)	Chevron USA, Inc., 4.828% (SOFR + 47 bps), 2/26/28	$ 15,390,165
	Total Oil & Gas	$15,390,165

	Pharmaceuticals — 0.3%
18,000,000	CVS Health Corp., 3.875%, 7/20/25	$ 17,947,835
4,525,000	CVS Health Corp., 5.00%, 2/20/26	4,534,369
	Total Pharmaceuticals	$22,482,204

	Pipelines — 1.7%
1,000,000	Energy Transfer LP, 3.90%, 7/15/26	$ 991,359
20,020,000	Energy Transfer LP, 4.75%, 1/15/26	20,015,984
5,191,000	Kinder Morgan, Inc., 4.30%, 6/1/25	5,185,766
5,476,000	ONEOK, Inc., 5.00%, 3/1/26	5,484,107
15,976,000	ONEOK, Inc., 5.85%, 1/15/26	16,097,671
22,543,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	22,737,252
16,804,000	TransCanada PipeLines, Ltd., 4.875%, 1/15/26	16,816,625
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2563

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
15,600,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	$ 15,880,428
16,080,000	Western Midstream Operating LP, 4.65%, 7/1/26	16,065,741
13,000,000	Williams Cos., Inc., 5.40%, 3/2/26	13,091,293
	Total Pipelines	$132,366,226

	Retail — 0.6%
18,000,000	7-Eleven, Inc., 0.95%, 2/10/26 (144A)	$ 17,424,503
8,033,000	AutoNation, Inc., 4.50%, 10/1/25	8,019,329
6,827,000	AutoZone, Inc., 3.25%, 4/15/25	6,822,931
8,950,000	AutoZone, Inc., 3.625%, 4/15/25	8,945,234
5,000,000	O’Reilly Automotive, Inc., 3.55%, 3/15/26	4,955,281
	Total Retail	$46,167,278

	Semiconductors — 0.4%
3,931,000	SK Hynix, Inc., 1.50%, 1/19/26 (144A)	$ 3,831,822
24,862,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	25,100,103
	Total Semiconductors	$28,931,925

	Software — 0.4%
17,530,000(a)	Oracle Corp., 5.121% (SOFR + 76 bps), 8/3/28	$ 17,580,960
16,145,000	Take-Two Interactive Software, Inc., 5.00%, 3/28/26	16,213,893
	Total Software	$33,794,853

	Telecommunications — 0.4%
13,000,000	Sprint LLC, 7.625%, 3/1/26	$ 13,203,930
18,000,000	T-Mobile USA, Inc., 3.50%, 4/15/25	17,990,706
	Total Telecommunications	$31,194,636

	Trucking & Leasing — 0.1%
4,110,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 4,100,256
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	5,708,216
	Total Trucking & Leasing	$9,808,472

	Total Corporate Bonds (Cost $2,599,638,203)	$2,608,913,576

The accompanying notes are an integral part of these financial statements.
64Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value

	Insurance-Linked Securities — 0.4% of Net Assets#
	Event Linked Bonds — 0.3%
	Earthquakes – California — 0.0%†
500,000(a)	Torrey Pines Re, 10.292%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 521,900
250,000(a)	Torrey Pines Re, 11.542%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	262,425
		$784,325

	Multiperil – U.S. — 0.2%
750,000(a)	Caelus Re V, 4.392%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	$ 75
500,000(a)	Caelus Re V, 4.792%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	350,000
5,000,000(a)	Residential Re, 10.342%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	4,910,500
2,750,000(a)	Sanders Re II, 7.292%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,736,250
3,000,000(a)	Sanders Re II, 7.542%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	2,985,000
3,000,000(a)	Sanders Re III, 7.702%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	2,948,100
		$13,929,925

	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Matterhorn Re, 10.109%, (SOFR + 575 bps), 12/8/25 (144A)	$ 245,325
1,000,000(a)	Mona Lisa Re, 11.292%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,002,000
		$1,247,325

	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 10.132%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	$ 1,000,500
3,500,000(a)	Long Point Re IV, 8.542%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,533,600
234,532(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	208,897
		$4,742,997

	Windstorm – Florida — 0.0%†
2,000,000(a)	Integrity Re, 11.122%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 200,000
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2565

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
2,500,000(a)	Citrus Re, 9.342%, (3 Month U.S. Treasury Bill + 506 bps), 6/7/25 (144A)	$ 2,513,750
1,000,000(a)	Commonwealth Re, 8.045%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	1,005,500
		$3,519,250

	Total Event Linked Bonds	$24,423,822

Face Amount USD ($)
	Collateralized Reinsurance — 0.0%
	Multiperil – U.S. — 0.0%
2,088,182(h)+	Ballybunion Re 2022, 12/31/27	$ —
	Total Collateralized Reinsurance	$—

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
2,000,000(i)(j)+	Harambee Re 2018, 12/31/25	$ 1,800
4,000,000(j)+	Harambee Re 2019, 12/31/25	—
		$1,800

	Multiperil – Worldwide — 0.1%
4,000,000(j)+	Alturas Re 2021-3, 7/31/25	$ 183,600
421,041(j)+	Alturas Re 2022-2, 12/31/27	22,357
3,000,000(h)(i)+	Gleneagles Re 2022, 12/31/27	450,000
2,744,544(i)(j)+	Lorenz Re 2019, 6/30/25	20,035
4,000,000(h)(i)+	Merion Re 2022-2, 12/31/27	3,378,291
4,000,000(h)+	Pangaea Re 2021-3, 7/1/25	—
3,500,000(j)+	Thopas Re 2022, 12/31/27	—
4,000,000(j)+	Torricelli Re 2021, 7/31/25	24,000
4,000,000(j)+	Torricelli Re 2022, 6/30/28	11,200
750,000(i)(j)+	Viribus Re 2018, 12/31/25	—
2,500,000(j)+	Viribus Re 2019, 12/31/25	—
		$4,089,483

	Total Reinsurance Sidecars	$4,091,283

	Total Insurance-Linked Securities (Cost $32,899,267)	$28,515,105

The accompanying notes are an integral part of these financial statements.
66Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 4.3% of Net Assets
7,905,345	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	$ 8,112,862
3,562,989	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	3,621,560
4,327,324	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	4,398,200
287,379	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	293,089
11,405,861	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	11,850,562
18,449,704	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	19,168,707
14,912,501	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	15,493,165
696,490	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	722,278
1,720,586	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	1,798,724
2,152,069	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,246,508
2,504,076	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,617,477
557,455	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	576,054
1,194,634	Federal Home Loan Mortgage Corp., 6.500%, 10/1/54	1,252,361
1,809,165	Federal National Mortgage Association, 3.000%, 3/1/47	1,621,547
19,000,000	Federal National Mortgage Association, 3.500%, 4/1/55 (TBA)	17,134,230
18,000,000	Federal National Mortgage Association, 5.000%, 4/1/55 (TBA)	17,640,908
6,469,437	Federal National Mortgage Association, 5.500%, 10/1/54	6,538,061
28,000,000	Federal National Mortgage Association, 5.500%, 4/1/55 (TBA)	27,962,780
5,806,473	Federal National Mortgage Association, 6.000%, 5/1/53	5,927,405
5,374,073	Federal National Mortgage Association, 6.000%, 9/1/54	5,467,538
4,850,472	Federal National Mortgage Association, 6.000%, 9/1/54	4,930,355
3,043,800	Federal National Mortgage Association, 6.000%, 10/1/54	3,127,062
1,018(a)	Federal National Mortgage Association, 6.230%, (1 Year CMT Index + 211 bps), 10/1/32	1,021
4,444(a)	Federal National Mortgage Association, 6.420%, (1 Year CMT Index + 217 bps), 2/1/34	4,529
15,588,063	Federal National Mortgage Association, 6.500%, 12/1/53	16,137,331
10,578,639	Federal National Mortgage Association, 6.500%, 3/1/54	10,930,415
8,265,940	Federal National Mortgage Association, 6.500%, 4/1/54	8,552,074
15,828,349	Federal National Mortgage Association, 6.500%, 6/1/54	16,343,846
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2567

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,702,076	Federal National Mortgage Association, 6.500%, 9/1/54	$ 2,827,267
2,418,101	Federal National Mortgage Association, 6.500%, 9/1/54	2,542,429
1,694,991	Federal National Mortgage Association, 6.500%, 10/1/54	1,749,421
3,038(a)	Federal National Mortgage Association, 6.636%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 167 bps), 1/1/48	3,117
2,920(a)	Federal National Mortgage Association, 6.685%, (1 Year CMT Index + 211 bps), 9/1/32	2,966
25,000,000	Government National Mortgage Association, 6.000%, 4/15/55 (TBA)	25,372,278
17,000,000	Government National Mortgage Association, 6.500%, 4/15/55 (TBA)	17,402,014
70,000,000(k)	U.S. Treasury Bills, 5/8/25	69,695,315
	Total U.S. Government and Agency Obligations (Cost $331,690,055)	$334,065,456

	SHORT TERM INVESTMENTS — 17.0% of Net Assets
	Repurchase Agreements — 3.9%
54,700,000	Bank of America, 4.36%, dated 3/31/25, to be purchased on 4/1/25 for $54,706,625, collateralized by $55,794,001, Government National Mortgage Association, 2.50%-7.50%, 12/20/25-9/20/64	$ 54,700,000
60,700,000	Bank of Montreal, 4.35%, dated 3/31/25, to be purchased on 4/1/25 for $60,707,335, collateralized by $61,914,001, Government National Mortgage Association, 4.00%-8.00%, 7/20/34-3/20/55	60,700,000
54,700,000	Scotia Capital Inc., 4.36%, dated 3/31/25, to be purchased on 4/1/25 for $54,706,625, collateralized by the following: $7,551,565, Federal Home Loan Mortgage Corporation, 2.50%-7.00%, 4/1/29-10/1/54, $4,068,014, Federal National Mortgage Association, 2.50%-7.00%, 12/1/46-12/1/54, $44,181,243, U.S. Treasury Bill, 4/22/25-3/19/26	54,700,000
The accompanying notes are an integral part of these financial statements.
68Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Principal Amount USD ($)		Value
	Repurchase Agreements — (continued)
54,700,000	RBC Dominion Securities Inc., 4.36%, dated 3/31/25,
to be purchased on 4/1/25 for $54,706,625, collateralized by the following:
$3,190,011, Federal National Mortgage Association, 5.00%-6.00%, 11/1/52-3/1/55,
$8,255,152, U.S. Treasury Bond, 2.75%-5.50%, 8/15/28-8/15/52,
	$44,355,611, U.S. Treasury Note, 3.88%-4.63%, 6/30/26-5/31/29	$ 54,700,000
37,350,000	Toronto-Dominion Bank, 4.35%, dated 3/31/25, to be purchased on 4/1/25 for $37,354,513, collateralized by $38,097,032, U.S. Treasury Note, 0.63%-3.25%, 6/30/29-8/15/30	37,350,000
37,350,000	Toronto-Dominion Bank, 4.36%, dated 3/31/25, to be purchased on 4/1/25 for $37,354,524, collateralized by $38,097,000, Federal Home Loan Mortgage Corporation, 5.00%-6.00%, 8/1/52-1/1/53	37,350,000
		$299,500,000

	Commercial Paper — 9.5% of Net Assets
39,000,000(l)	Alexandria Real Estate Equities, Inc., 4.995%, 4/4/25	$ 38,980,321
36,500,000(l)	Alimentation Couche-Tard Inc., 5.348%, 4/3/25	36,486,057
36,500,000(l)	Amphenol Corp., 5.149%, 4/3/25	36,486,714
19,100,000(l)	Autozone, Inc., 5.240%, 4/2/25	19,095,212
36,500,000(l)	AvalonBay Communities, Inc., 5.006%, 4/3/25	36,486,269
36,500,000(l)	Broadcom, Inc., 5.228%, 4/2/25	36,490,849
3,900,000(l)	Canadian Natural Resources, Ltd., 4.877%, 4/8/25	3,895,683
36,500,000(l)	CenterPoint Energy, Inc., 0.000%, 4/1/25	36,495,467
8,900,000(l)	Commonwealth Edison Co., 4.909%, 4/3/25	8,896,498
36,500,000(l)	Dominion Energy, Inc., 4.909%, 4/11/25	36,449,586
17,500,000(l)	Duke Energy Corp., 5.062%, 4/3/25	17,493,483
36,500,000(l)	Enterprise Products, 0.000%, 4/1/25	36,495,423
36,500,000(l)	ERP Operating LP, 4.501%, 4/1/25	36,495,423
15,200,000(l)	Fiserv, Inc., 5.500%, 4/1/25	15,198,086
21,300,000(l)	Fiserv, Inc., 5.452%, 4/3/25	21,291,951
12,000,000(l)	Healthpeak Properties, Inc., 5.285%, 4/8/25	11,987,646
30,000,000(l)	Jabil, Inc., 5.201%, 4/7/25	29,970,018
22,600,000(l)	Marriott International, Inc., 0.000%, 4/1/25	22,597,116
6,000,000(l)	Mohawk Industries, Inc., 4.963%, 4/2/25	5,998,455
12,600,000(l)	Mondelez International, Inc., 0.000%, 4/1/25	12,598,420
45,000,000(l)	Prudential Funding LLC, 5.044%, 4/2/25	44,989,218
17,200,000(l)	Puget Sound Energy, Inc., 5.603%, 4/2/25	17,195,684
36,500,000(l)	Reckitt Benckiser Group Plc, 5.313%, 4/7/25	36,468,559
13,600,000(l)	Sherwin-Williams Co., 0.000%, 4/1/25	13,598,330
18,100,000(l)	Sherwin-Williams Co., 4.930%, 4/2/25	18,095,553
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2569

Schedule of Investments  |  3/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Paper — (continued)
36,500,000(l)	Targa Resources Corp., 0.000%, 4/1/25	$ 36,495,072
28,000,000(l)	UDR, Inc., 5.024%, 4/2/25	27,992,975
24,000,000(l)	WEC Energy Group, Inc., 4.990%, 4/11/25	23,966,702
25,000,000(l)	Wisconsin Power and Light Co., 0.000%, 4/1/25	24,997,000
	Total Commercial Paper (Cost $743,781,415)	$743,687,770

Shares
	Open-End Fund — 3.6%
280,796,060(m)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 280,796,060
		$280,796,060

	TOTAL SHORT TERM INVESTMENTS (Cost $1,324,077,475)	$1,323,983,830

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.6% (Cost $7,938,512,775)	$7,925,418,314
Principal Amount USD ($)
	TBA Sales Commitments — (1.1)% of Net Assets
	U.S. Government and Agency Obligations — (1.1)%
(2,000,000)	Federal National Mortgage Association, 3.000%, 4/1/55 (TBA)	$ (1,733,126)
(2,000,000)	Federal National Mortgage Association, 6.000%, 4/1/55 (TBA)	(2,031,284)
(80,000,000)	Federal National Mortgage Association, 6.500%, 4/1/55 (TBA)	(82,489,560)
	TOTAL TBA SALES COMMITMENTS (Proceeds $86,074,141)	$(86,253,970)

	OTHER ASSETS AND LIABILITIES — (0.5)%	$(41,115,854)
	net assets — 100.0%	$7,798,048,490

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
IBOR	Interbank Offered Rate.
The accompanying notes are an integral part of these financial statements.
70Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $4,158,913,689, or 53.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2025.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is in default.
(h)	Issued as participation notes.
(i)	Non-income producing security.
(j)	Issued as preference shares.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Rate shown represents yield-to-maturity.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2571

Schedule of Investments  |  3/31/25 (continued)
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2021-3	7/1/2021	$387,470	$183,600
Alturas Re 2022-2	1/6/2022	—	22,357
Ballybunion Re 2022	3/9/2022	—	—
Caelus Re V	5/4/2018	500,000	350,000
Caelus Re V	5/4/2018	750,000	75
Citrus Re	4/11/2022	2,500,000	2,513,750
Commonwealth Re	6/15/2022	1,000,000	1,005,500
Gleneagles Re 2022	1/18/2022	1,252,904	450,000
Harambee Re 2018	12/19/2017	34,747	1,800
Harambee Re 2019	12/20/2018	—	—
Integrity Re	5/9/2022	2,000,000	200,000
Kilimanjaro III Re	6/15/2022	1,000,000	1,000,500
Long Point Re IV	5/13/2022	3,500,000	3,533,600
Lorenz Re 2019	6/26/2019	388,783	20,035
Matterhorn Re	6/5/2020	234,532	208,897
Matterhorn Re	12/15/2021	250,000	245,325
Merion Re 2022-2	2/22/2022	3,585,890	3,378,291
Mona Lisa Re	6/22/2021	1,000,000	1,002,000
Pangaea Re 2021-3	6/17/2021	—	—
Residential Re	10/28/2021	5,000,000	4,910,500
Sanders Re II	5/24/2021	3,000,000	2,985,000
Sanders Re II	11/23/2021	2,752,500	2,736,250
Sanders Re III	3/22/2022	3,000,000	2,948,100
Thopas Re 2022	2/7/2022	—	—
Torrey Pines Re	5/17/2024	500,000	521,900
Torrey Pines Re	5/17/2024	250,000	262,425
Torricelli Re 2021	7/1/2021	—	24,000
Torricelli Re 2022	7/26/2022	—	11,200
Viribus Re 2018	12/22/2017	12,441	—
Viribus Re 2019	12/27/2018	—	—
Total Restricted Securities			$28,515,105
% of Net assets			0.4%
The accompanying notes are an integral part of these financial statements.
72Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
25	U.S. 2 Year Note (CBT)	6/30/25	$(5,151,307)	$(5,179,297)	$(27,990)
118	U.S. 5 Year Note (CBT)	6/30/25	(12,600,824)	(12,762,438)	(161,614)
94	U.S. 10 Year Ultra Bond (CBT)	6/18/25	(10,580,633)	(10,727,750)	(147,117)
73	U.S. Long Bond (CBT)	6/18/25	(8,467,807)	(8,561,531)	(93,724)
			$(36,800,571)	$(37,231,016)	$(430,445)
TOTAL FUTURES CONTRACTS			$(36,800,571)	$(37,231,016)	$(430,445)
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased) for the year ended March 31, 2025, aggregated $4,602,343,051 and $2,635,340,089, respectively.
At March 31, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $7,940,942,495 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,663,890
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(42,367,607)
Net unrealized depreciation	$(15,703,717)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2573

Schedule of Investments  |  3/31/25 (continued)
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$157,347,310	$—	$157,347,310
Asset Backed Securities	—	1,975,167,496	—	1,975,167,496
Collateralized Mortgage Obligations	—	763,817,915	—	763,817,915
Commercial Mortgage-Backed Securities	—	733,607,626	—	733,607,626
Corporate Bonds	—	2,608,913,576	—	2,608,913,576
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	0*	0*
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,800	1,800
Multiperil – Worldwide	—	—	4,089,483	4,089,483
All Other Insurance-Linked Securities	—	24,423,822	—	24,423,822
U.S. Government and Agency Obligations	—	334,065,456	—	334,065,456
Repurchase Agreements	—	299,500,000	—	299,500,000
Commercial Paper	—	743,687,770	—	743,687,770
Open-End Fund	280,796,060	—	—	280,796,060
Total Investments in Securities	$280,796,060	$7,640,530,971	$4,091,283	$7,925,418,314
Liabilities
TBA Sales Commitments	$—	$(86,253,970)	$—	$(86,253,970)
Total Liabilities	$—	$(86,253,970)	$—	$(86,253,970)
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(430,445)	$—	$—	$(430,445)
Total Other Financial Instruments	$(430,445)	$—	$—	$(430,445)
*	Securities valued at $0.
During the year ended March 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
74Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Statement of Assets and Liabilities  |  3/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $7,938,512,775)	$7,925,418,314
Cash	323,611
Futures collateral	1,857,551
Due from broker for futures	18,617
Unrealized appreciation on unfunded loan commitments	293
Receivables —
Investment securities sold	87,224,641
Fund shares sold	41,215,992
Dividends	148,258
Interest	40,067,873
Other assets	160,472
Total assets	$8,096,435,622
LIABILITIES:
Payables —
Investment securities purchased	$162,906,181
Fund shares repurchased	44,372,756
Distributions	1,957,857
Interest expense	194,278
Collateral due to broker for TBA sales commitments	300,000
Variation margin for futures contracts	18,617
TBA sales commitments, at value (net proceeds received $86,074,141)	86,253,970
Management fees	731,792
Administrative expenses	182,545
Distribution fees	206,150
Accrued expenses	1,262,986
Total liabilities	$298,387,132
NET ASSETS:
Paid-in capital	$8,090,933,979
Distributable earnings (loss)	(292,885,489)
Net assets	$7,798,048,490
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $3,021,146,112/313,071,538 shares)	$9.65
Class C* (based on $52,350,964/5,420,299 shares)	$9.66
Class C2* (based on $5,916,953/612,646 shares)	$9.66
Class K* (based on $552,951,868/57,128,041 shares)	$9.68
Class Y* (based on $4,165,682,593/430,938,864 shares)	$9.67

*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2575

Statement of Operations FOR THE YEAR ENDED 3/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $(36,711))	$385,313,361
Dividends from unaffiliated issuers	5,661,654
Total Investment Income		$390,975,015
EXPENSES:
Management fees	$18,848,079
Administrative expenses	1,559,718
Transfer agent fees
Class A*	693,402
Class C*	24,564
Class C2*	2,177
Class K*	205
Class Y*	3,333,776
Distribution fees
Class A*	4,144,817
Class C*	281,262
Class C2*	38,498
Shareholder communications expense	163,689
Custodian fees	80,126
Registration fees	396,153
Professional fees	297,480
Printing expense	57,080
Officers’ and Trustees’ fees	325,915
Insurance expense	67,461
Miscellaneous	435,200
Total expenses		$30,749,602
Net investment income		$360,225,413
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(882,433)
Futures contracts	(329,393)	$(1,211,826)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$3,014,414
TBA sales commitments	(179,829)
Futures contracts	(430,445)
Unfunded loan commitments	293	$2,404,433
Net realized and unrealized gain (loss) on investments		$1,192,607
Net increase in net assets resulting from operations		$361,418,020
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
76Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Statements of Changes in Net Assets
	Year Ended 3/31/25	Year Ended 3/31/24
FROM OPERATIONS:
Net investment income (loss)	$360,225,413	$283,051,595
Net realized gain (loss) on investments	(1,211,826)	(10,289,109)
Change in net unrealized appreciation (depreciation) on investments	2,404,433	72,460,230
Net increase in net assets resulting from operations	$361,418,020	$345,222,716
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.54 and $0.57 per share, respectively)	$(114,319,874)	$(74,376,260)
Class C* ($0.51 and $0.54 per share, respectively)	(2,969,520)	(3,872,772)
Class C2* ($0.51 and $0.54 per share, respectively)	(409,146)	(465,077)
Class K* ($0.56 and $0.60 per share, respectively)	(31,380,098)	(28,876,190)
Class Y* ($0.56 and $0.59 per share, respectively)	(209,740,075)	(178,868,680)
Tax return of capital:
Class A* ($— and $0.01 per share, respectively)	$—	$(715,703)
Class C* ($— and $0.01 per share, respectively)	—	(37,267)
Class C2* ($— and $0.01 per share, respectively)	—	(4,475)
Class K* ($— and $0.01 per share, respectively)	—	(277,868)
Class Y* ($— and $0.01 per share, respectively)	—	(1,721,205)
Total distributions to shareholders	$(358,818,713)	$(289,215,497)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$5,703,125,817	$3,111,880,472
Reinvestment of distributions	335,997,561	263,238,175
Cost of shares repurchased	(3,532,246,740)	(2,485,991,996)
Net increase in net assets resulting from Fund share transactions	$2,506,876,638	$889,126,651
Net increase in net assets	$2,509,475,945	$945,133,870
NET ASSETS:
Beginning of year	$5,288,572,545	$4,343,438,675
End of year	$7,798,048,490	$5,288,572,545
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2577

Statements of Changes in Net Assets
(continued)
	Year Ended 3/31/25 Shares	Year Ended 3/31/25 Amount	Year Ended 3/31/24 Shares	Year Ended 3/31/24 Amount
Class A*
Shares sold	277,426,890	$2,678,505,146	89,044,093	$855,135,969
Reinvestment of distributions	11,704,069	112,985,609	7,557,442	72,578,371
Less shares repurchased	(131,049,368)	(1,265,054,125)	(59,899,149)	(574,707,285)
Net increase	158,081,591	$1,526,436,630	36,702,386	$353,007,055
Class C*
Shares sold	1,465,116	$14,167,787	1,170,668	$11,248,010
Reinvestment of distributions	308,202	2,969,520	402,414	3,865,799
Less shares repurchased	(2,512,497)	(24,275,384)	(4,194,787)	(40,245,492)
Net decrease	(739,179)	$(7,138,077)	(2,621,705)	$(25,131,683)
Class C2*
Shares sold	425,857	$4,114,566	186,496	$1,791,736
Reinvestment of distributions	2,358	22,785	3,563	34,216
Less shares repurchased	(599,924)	(5,798,698)	(293,325)	(2,820,336)
Net decrease	(171,709)	$(1,661,347)	(103,266)	$(994,384)
Class K*
Shares sold	12,587,195	$122,111,707	11,880,912	$114,480,135
Reinvestment of distributions	3,260,149	31,380,098	2,996,862	28,864,652
Less shares repurchased	(9,848,837)	(95,340,987)	(12,438,875)	(119,731,232)
Net increase	5,998,507	$58,150,818	2,438,899	$23,613,555
Class Y*
Shares sold	298,228,512	$2,884,226,611	221,409,265	$2,129,224,622
Reinvestment of distributions	19,500,742	188,639,549	16,410,541	157,895,137
Less shares repurchased	(221,419,434)	(2,141,777,546)	(181,836,804)	(1,748,487,651)
Net increase	96,309,820	$931,088,614	55,983,002	$538,632,108
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
78Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Financial Highlights
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class A*
Net asset value, beginning of period	$9.64	$9.53	$9.61	$9.71	$9.26
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.53	$0.57	$0.31	$0.09	$0.12
Net realized and unrealized gain (loss) on investments	0.02	0.12	(0.06)	(0.07)	0.47
Net increase (decrease) from investment operations	$0.55	$0.69	$0.25	$0.02	$0.59
Distributions to shareholders:
Net investment income	$(0.54)	$(0.57)	$(0.33)	$(0.12)	$(0.14)
Tax return of capital	—	(0.01)	—	—	—
Total distributions	$(0.54)	$(0.58)	$(0.33)	$(0.12)	$(0.14)
Net increase (decrease) in net asset value	$0.01	$0.11	$(0.08)	$(0.10)	$0.45
Net asset value, end of period	$9.65	$9.64	$9.53	$9.61	$9.71
Total return (b)	5.85%	7.45%	2.62%	0.16%	6.42%
Ratio of net expenses to average net assets	0.58%	0.60%	0.60%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets	5.54%	5.96%	3.21%	0.96%	1.29%
Portfolio turnover rate	53%	57%	34%	52%	51%
Net assets, end of period (in thousands)	$3,021,146	$1,494,536	$1,126,767	$1,824,401	$1,561,042
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2579

Financial Highlights  (continued)
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class C*
Net asset value, beginning of period	$9.65	$9.53	$9.61	$9.71	$9.26
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.51	$0.54	$0.28	$0.06	$0.10
Net realized and unrealized gain (loss) on investments	0.01	0.13	(0.06)	(0.08)	0.46
Net increase (decrease) from investment operations	$0.52	$0.67	$0.22	$(0.02)	$0.56
Distributions to shareholders:
Net investment income	$(0.51)	$(0.54)	$(0.30)	$(0.08)	$(0.11)
Tax return of capital	—	(0.01)	—	—	—
Total distributions	$(0.51)	$(0.55)	$(0.30)	$(0.08)	$(0.11)
Net increase (decrease) in net asset value	$0.01	$0.12	$(0.08)	$(0.10)	$0.45
Net asset value, end of period	$9.66	$9.65	$9.53	$9.61	$9.71
Total return (b)	5.51%	7.21%	2.29%	(0.17)%	6.09%
Ratio of net expenses to average net assets	0.90%	0.91%	0.92%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets	5.31%	5.61%	2.90%	0.66%	1.00%
Portfolio turnover rate	53%	57%	34%	52%	51%
Net assets, end of period (in thousands)	$52,351	$59,441	$83,703	$136,692	$213,396
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
80Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class C2*
Net asset value, beginning of period	$9.65	$9.53	$9.62	$9.72	$9.27
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.52	$0.54	$0.27	$0.07	$0.10
Net realized and unrealized gain (loss) on investments	—	0.13	(0.06)	(0.08)	0.46
Net increase (decrease) from investment operations	$0.52	$0.67	$0.21	$(0.01)	$0.56
Distributions to shareholders:
Net investment income	$(0.51)	$(0.54)	$(0.30)	$(0.09)	$(0.11)
Tax return of capital	—	(0.01)	—	—	—
Total distributions	$(0.51)	$(0.55)	$(0.30)	$(0.09)	$(0.11)
Net increase (decrease) in net asset value	$0.01	$0.12	$(0.09)	$(0.10)	$0.45
Net asset value, end of period	$9.66	$9.65	$9.53	$9.62	$9.72
Total return (b)	5.53%	7.24%	2.21%	(0.14)%	6.09%
Ratio of net expenses to average net assets	0.88%	0.89%	0.91%	0.88%	0.90%
Ratio of net investment income (loss) to average net assets	5.34%	5.65%	2.85%	0.69%	1.00%
Portfolio turnover rate	53%	57%	34%	52%	51%
Net assets, end of period (in thousands)	$5,917	$7,571	$8,463	$15,861	$19,432
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2581

Financial Highlights  (continued)
	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class K*(a)
Net asset value, beginning of period	$9.67	$9.56	$9.64	$9.74	$9.29
Increase (decrease) from investment operations:
Net investment income (loss) (b)	$0.57	$0.60	$0.35	$0.12	$0.15
Net realized and unrealized gain (loss) on investments	—	0.12	(0.08)	(0.08)	0.46
Net increase (decrease) from investment operations	$0.57	$0.72	$0.27	$0.04	$0.61
Distributions to shareholders:
Net investment income	$(0.56)	$(0.60)	$(0.35)	$(0.14)	$(0.16)
Tax return of capital	—	(0.01)	—	—	—
Total distributions	$(0.56)	$(0.61)	$(0.35)	$(0.14)	$(0.16)
Net increase (decrease) in net asset value	$0.01	$0.11	$(0.08)	$(0.10)	$0.45
Net asset value, end of period	$9.68	$9.67	$9.56	$9.64	$9.74
Total return (c)	6.09%	7.70%	2.86%	0.39%	6.64%
Ratio of net expenses to average net assets	0.35%	0.37%	0.38%	0.36%	0.37%
Ratio of net investment income (loss) to average net assets	5.85%	6.19%	3.71%	1.20%	1.52%
Portfolio turnover rate	53%	57%	34%	52%	51%
Net assets, end of period (in thousands)	$552,952	$494,518	$465,248	$382,288	$332,949
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
(b)	The per-share data presented above is based on the average shares outstanding for the period presented.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
82Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21
Class Y*
Net asset value, beginning of period	$9.66	$9.54	$9.63	$9.73	$9.27
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.55	$0.59	$0.34	$0.11	$0.14
Net realized and unrealized gain (loss) on investments	0.02	0.13	(0.09)	(0.08)	0.48
Net increase (decrease) from investment operations	$0.57	$0.72	$0.25	$0.03	$0.62
Distributions to shareholders:
Net investment income	$(0.56)	$(0.59)	$(0.34)	$(0.13)	$(0.16)
Tax return of capital	—	(0.01)	—	—	—
Total distributions	$(0.56)	$(0.60)	$(0.34)	$(0.13)	$(0.16)
Net increase (decrease) in net asset value	$0.01	$0.12	$(0.09)	$(0.10)	$0.46
Net asset value, end of period	$9.67	$9.66	$9.54	$9.63	$9.73
Total return (b)	6.00%	7.73%	2.67%	0.30%	6.67%
Ratio of net expenses to average net assets	0.44%	0.46%	0.45%	0.44%	0.45%
Ratio of net investment income (loss) to average net assets	5.74%	6.11%	3.53%	1.12%	1.45%
Portfolio turnover rate	53%	57%	34%	52%	51%
Net assets, end of period (in thousands)	$4,165,683	$3,232,507	$2,659,258	$2,725,842	$2,335,355
*	Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), after the end of the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2583

Notes to Financial Statements  |  3/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class C2, Class K and Class Y shares in exchange for the Fund’s Class A, Class C, Class C, Class R6 and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
84Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Capital Operating, LLC. Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk(“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2585

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the
86Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2587

Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At March 31, 2025, the Fund reclassified $2,135,665 to increase distributable earnings and $2,135,665 to decrease paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
At March 31, 2025, the Fund deferred $313,962 of late-year ordinary losses, which will be recognized by the Fund as occurring at the start of the next fiscal year ending March 31, 2026.
At March 31, 2025, the Fund was permitted to carry forward indefinitely $154,736,026 of short-term losses and $120,173,927 of long-term losses.
88Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$358,818,713	$286,458,979
Tax return of capital	—	2,756,518
Total	$358,818,713	$289,215,497
The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2025:
2025
Distributable earnings/(losses):
Capital loss carryforward	$(274,909,953)
Other book/tax temporary differences	(1,957,857)
Net unrealized depreciation	(15,703,717)
Qualified late year loss deferral	(313,962)
Total	$(292,885,489)
The difference between book-basis and tax-basis unrealized depreciation is attributable to adjustments relating to event-linked bonds, insurance-linked securities, and the tax treatment of premium and amortization.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Amundi Distributors US, Inc., the Predecessor Fund's distributor, did not earn underwriting commissions on the sale of Class A shares during the year ended March 31, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class C2 shares of the Fund, respectively (see Note 5). Class K and Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2589

The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class C2, Class K and Class Y shares reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
90Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2591

been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk
92Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/2593

may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the investment adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any
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insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at March 31, 2025 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks
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to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
I.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at March 31, 2025 are disclosed in the Schedule of Investments.
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J.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of March 31, 2025, no collateral was pledged by the Fund. Collateral received from counterparties totaled $300,000 for TBAs.
K.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at March 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
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Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended March 31, 2025 were $0 and $37,087,209, respectively. Open futures contracts outstanding at March 31, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion, 0.30% of the next $4 billion of the Fund’s average daily net assets, 0.25% of the next $2.5 billion of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets over $7.5 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion, 0.30% of the next $4 billion of the Fund’s average daily net assets, 0.25% of the next $2.5 billion of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets over $7.5 billion. For the year ended March 31, 2025, the effective management fee was equivalent to 0.30% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage
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commissions) do not exceed 0.58%, 0.88%, 0.35%, and 0.44% of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028.  The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees.  There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
In addition, under the Predecessor Fund's management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $731,792 in management fees payable to Amundi US at March 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended March 31, 2025, the Predecessor Fund paid $325,915 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund did not have a payable for Trustees’ fees and had a payable for administrative expenses of $182,545, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements, the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended March 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$32,824
Class C	2,984
Class C2	82
Class K	602
Class Y	127,197
Total	$163,689
5. Distribution Plan
The Predecessor Fund adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class C2 shares. Pursuant to the Plan, the Predecessor Fund paid its distributor 0.20% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Predecessor Fund also paid its distributor 0.50% of the average daily net assets attributable to Class C and Class C2 shares. The fee for Class C and Class C2 shares consisted of a 0.25% service fee and a 0.25% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C and Class C2 shares. In the Reorganization, Class C2 shares of the Predecessor Fund were reorganized into Class C shares of the Fund. Reflected on the Statement of Assets and Liabilities is $206,150 in distribution fees payable to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, at March 31, 2025.
In addition, redemptions of Class C2 shares of the Predecessor Fund were subject to a contingent deferred sales charge (“CDSC”). Redemptions of Class C2 shares within 12 months of purchase were subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remained subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class A, Class C, Class K and Class Y shares. Proceeds from the CDSCs were paid to the Predecessor Fund's Distributor. For the year ended March 31, 2025, CDSCs in the amount of $11,229 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
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6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended March 31, 2025, the Predecessor Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$430,445	$—	$—	$—	$—
Total Value	$430,445	$—	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at March 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(329,393)	$—	$—	$—	$—
Total Value	$(329,393)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(430,445)	$—	$—	$—	$—
Total Value	$(430,445)	$—	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of March 31, 2025, the Predecessor Fund had the following unfunded loan commitment outstanding:
Loan	Principal	Cost	Value	Unrealized Appreciation (Depreciation)
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan	$59,069	$58,785	$59,078	$293
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9. Subsequent Event
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class C2, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class C, Class R6 and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $7,837,439,999 and an identified cost of $7,869,150,326 at April 1, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust X) and the Shareholders of Victory Pioneer Multi-Asset Ultrashort Income Fund (formerly Pioneer Multi-Asset Ultrashort Income Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Multi-Asset Ultrashort Income Fund (formerly Pioneer Multi-Asset Ultrashort Income Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust X), including the schedule of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended March 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 25, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
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required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 30, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 73.83%.
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Approval of Investment Advisory Agreement
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the
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Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
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(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi) that Victory Capital had acquired and integrated several investment management companies;
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(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The
110Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25111

that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net
112Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant,
Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25113

are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
114Victory Pioneer Multi-Asset Ultrashort Income Fund | Annual | 3/31/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 25671-13-0525

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

VICTORY PORTFOLIOS IV

VICTORY VARIABLE INSURANCE FUNDS II

(together with their series portfolios, collectively, the “Open-End Funds”)

PIONEER FLOATING RATE FUND, INC.

PIONEER HIGH INCOME FUND, INC.

PIONEER DIVERSIFIED HIGH INCOME FUND, INC.

PIONEER MUNICIPAL HIGH INCOME FUND, INC.

PIONEER MUNICIPAL HIGH INCOME ADVANTAGE FUND, INC.

PIONEER MUNICIPAL HIGH INCOME OPPORTUNITIES FUND, INC.

PIONEER ILS INTERVAL FUND

(COLLECTIVELY, THE “CLOSED-END FUNDS”)

(TOGETHER WITH THE OPEN-END FUNDS, COLLECTIVELY, THE “FUNDS”)

CODE OF CONDUCT

FOR PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER

I.	Covered Officers/Purpose of the Code

A. This Code of Conduct (the “Code”) applies to the Principal Executive Officer and Principal Financial Officer of the Funds, and the “Covered Officers”, each of whom is set forth in Exhibit A, for the purpose of promoting:

1.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2.

Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Trusts;

3.	Compliance with applicable laws and governmental rules and regulations;

4.	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

5.	Accountability for adherence to the Code.

B. Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Covered Officers Should Handle Ethically Any Actual or Apparent Conflicts of Interest

A.

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his or her service to, the Trusts. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his or her position with the Trusts.

Certain conflicts of interest that could arise out of the relationships between Covered Officers and the Trusts already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trusts because of their status as “affiliated persons” of the Trusts. The Trusts’ and their investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise or result from the contractual relationship between the Trusts and the investment adviser and the administrator, whose officers or employees also serve as Covered Officers. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trusts or for the adviser or the administrator, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser, the administrator and the Trusts. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the adviser, the administrator and the Trusts and is consistent with the performance by the Covered Officers of their duties as officers of the Trusts. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Trust’s Board of Trustees (the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act or the Investment Advisers Act. Section C describes the types of conflicts of interest that are covered under this Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

B. Obligations of Covered Officers. Each Covered Officer must:

1. Not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Trusts whereby the Covered Officer would benefit personally to the detriment of the Trusts;

2. Not cause the Trusts to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Trusts;

3. Report at least annually outside business affiliations or other relationships (e.g., officer, director, governor, trustee, part-time employment) other than his or her relationship to the Trusts, the investment adviser and the administrator.

C. Conflicts of interest. When a Covered Person becomes aware of a situation that could involve a conflict of interest, or that could reasonably be considered an appearance of a conflict of interest, the Covered Person should disclose this matter to the Chief Compliance Officer. For purposes of this Code, the Chief Compliance Officer shall be the Chief Compliance Officer of Victory Capital Management Inc. (“VCM”). Examples of these include:

1. Service as a director on the board of any public or private company; The receipt, as an officer of the Trusts, of any gift in excess of $100;

2. The receipt of any entertainment from any company with which the Trusts have current or prospective business dealings, unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

3. Any ownership interest in, or any consulting or employment relationship with, any of the Trusts’ service providers, other than their investment adviser, principal underwriter, administrator or any affiliated person thereof;

4. A direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trusts for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

D. Conflicts of interest not specifically enumerated. It is impractical to attempt to list in this Code all possible situations that could result in a conflict of interest. If a proposed transaction, interest, personal activity, or investment raises any concerns, questions or doubts, a Covered Officer should consult with the Chief Compliance Officer before engaging in such transaction or investment or pursuing such interest or activity. The Chief Compliance Officer shall review the facts and circumstances of the actual or potential conflict of interest in accordance with Section IV of these Procedures.

III. Disclosure and Compliance

A. Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trusts.

B. Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trusts to others, whether within or outside the Trusts, including to the Trusts’ Trustees and auditors, and to governmental regulators and self-regulatory organizations.

C. Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trusts, the adviser and the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trusts file with, or submit to, the SEC and in other public communications made by the Trusts.

D. It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.	Reporting and Accountability

A. Responsibilities and conduct. Each Covered Officer must

1. Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the appropriate Board that he or she has received, read, and understands the Code;

2. Annually thereafter affirm to the appropriate Board that he or she has complied with the requirements of the Code;

3. Not retaliate against any other Covered Officer or any employee of the Trusts or their affiliated persons for reports of potential violations that are made in good faith; and

4. Notify the Chief Compliance Officer promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

B. Chief Compliance Officer. The Chief Compliance Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. Based on its review, the Chief Compliance Officer shall advise the Covered Officer that the proposed transaction, investment, interest or activity: (i) would not violate this Code; (ii) would not violate this Code only if conducted in a particular manner and/or subject to certain conditions or safeguards; or (iii) would violate the Code and is, therefore, prohibited.

C. Waivers. A Covered Officer may request a waiver from a provision of this Code if there is a reasonable likelihood that a contemplated action would not involve an actual conflict of interest that this Code is designed to prevent. The Audit and Risk Oversight Committee of the Board (the “Committee”) shall review and act upon any request for a waiver from any provision of the Code. The Committee shall disclose any waiver from a provision of the Code to the extent required by SEC rules or any other policy of the Trusts or VCM.

D. Enforcing the Code of Conduct. The Trusts will adhere to the following procedures in investigating and enforcing this Code:

1. The Chief Compliance Officer will take all appropriate action to investigate any potential violations reported to him or her;

2. If, after such investigation, the Chief Compliance Officer believes that no violation has occurred, no further action is required;

3. Any matter that the Chief Compliance Officer believes is a violation shall be reported to the Committee; and

4.

If the Committee concurs that a violation has occurred, it will inform the Board and make a recommendation of appropriate courses of action. The Board will consider and take appropriate action regarding the violation. The Board may among other things, notify VCM, the Trust’s administrator, or their Boards of Directors; recommend the assessment of a monetary penalty against the Covered Person; issue a formal written reprimand to, or recommend the dismissal of, the Covered Officer; require additional training by the violator; or recommend modifications to the Trust’s policies and procedures.

V.	Other Policies and Procedures

This Code shall be the sole code of conduct adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies relating to that section. Insofar as other policies or procedures of the Trusts, the Trusts’ investment adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Codes of Ethics under Rule 17j-1 under the Investment Company Act, and any insider trading policies are separate policies of the Trusts, VCM, any sub-adviser or the principal underwriter that apply to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) (the “Independent Trustees”). Any changes to this Code will, to the extent required, will be disclosed as provided by SEC rules.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than officers and Trustees of the Trust, the Trusts’ investment adviser, administrator or sub-administrator, counsel to the Trusts or counsel to the Independent Trustees.

VIII.	Internal Use

The Code is intended solely for the internal use by the Trusts and does not constitute an admission, by or on behalf of the Trusts, as to any fact, circumstance, or legal conclusion.

Adopted: December 30 , 2024

Exhibit A

Persons Covered by this Code of Conduct

The Funds

Principal Executive Officer: Thomas Dusenberry, President

Principal Financial Officer: Carol D.Trevino, Treasurer

As of: April 1, 2025

Exhibit B

Acknowledgement

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that I have received, read and understand the Code and agree to adhere to and abide by the letter and spirit of its provisions.

Signature:

/s/ Thomas Dusenberry
Print Name:	Thomas Dusenberry
Date:	05/05/2025

Exhibit B

Acknowledgement

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that I have received, read and understand the Code and agree to adhere to and abide by the letter and spirit of its provisions.

Signature:

/s/ Carol D. Trevino
Print Name:	Carol D. Trevino
Date:	05/05/2025

Exhibit C

Annual Certification

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that since the date of the last annual certification given pursuant to the Code, I have complied with all requirements of the Code.

Signature:

/s/ Carol D. Trevino
Print Name:	Carol D. Trevino
Date:	05/05/2025

Exhibit C

Annual Certification

Pursuant to the requirements of the Code of Conduct adopted by the Funds, (the “Code”), I hereby acknowledge and affirm that since the date of the last annual certification given pursuant to the Code, I have complied with all requirements of the Code.

Signature:

/s/ Thomas Dusenberry
Print Name:	Thomas Dusenberry
Date:	05/05/2025

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Approval of Investment Advisory Agreement

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”). The Fund is newly-organized and was established in connection with the reorganization of Pioneer Multi-Asset Ultrashort Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year. Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceedthe lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The rustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and hat, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees perating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net re the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Fundamental Growth Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Fundamental Growth Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 29, 2025 and was consummated on May 2, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year. Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business anagement and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.

The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory

Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date June 9, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer Principal Financial Officer

Date June 9, 2025

*	Print the name and title of each signing officer under his or her signature.